UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.6%
Energy - 21.6%
Energy Equipment & Services - 0.3%
Nabors Industries Ltd. (a)	314,480	$4,559,960

Oil, Gas & Consumable Fuels - 21.3%
Anadarko Petroleum Corp.	372,300	15,282,915
Apache Corp.	368,800	28,508,240
BP PLC (Sponsored) (ADR)	360,300	17,543,007
Chevron Corp.	1,001,700	79,144,317
ConocoPhillips	827,300	43,449,796
Devon Energy Corp.	364,800	26,389,632
Exxon Mobil Corp.	1,578,500	126,516,775
Occidental Petroleum Corp.	143,500	7,769,090
Royal Dutch Shell PLC (ADR)	171,300	9,155,985
Sunoco, Inc.	141,500	5,623,210
Total SA (Sponsored) (ADR)	162,000	8,545,500
Valero Energy Corp.	316,700	5,811,445

		373,739,912

		378,299,872

Financials - 21.3%
Capital Markets - 2.3%
Deutsche Bank AG	313,100	11,165,146
The Goldman Sachs Group, Inc.	202,800	16,019,172
Morgan Stanley	869,100	12,819,225

		40,003,543

Commercial Banks - 2.6%
Fifth Third Bancorp	430,500	4,115,580
SunTrust Banks, Inc.	153,500	4,870,555
U.S. Bancorp	299,300	8,075,114
Wells Fargo & Co.	1,011,400	29,219,346

		46,280,595

Consumer Finance - 1.0%
Capital One Financial Corp.	148,900	5,123,649
Discover Financial Services	1,137,300	11,634,579

		16,758,228

Diversified Financial Services - 6.7%
Bank of America Corp.	2,172,100	35,296,625
Citigroup, Inc.	2,676,200	22,185,698
JP Morgan Chase & Co.	1,878,100	59,460,646

		116,942,969

Insurance - 8.7%
ACE Ltd.	354,700	18,533,075
Allstate Corp.	488,800	12,435,072

American International Group, Inc.	1,591,700	3,199,317
Assurant, Inc.	85,700	1,865,689
Chubb Corp.	398,500	20,466,960
Everest Re Group Ltd.	65,500	5,139,130
Fidelity National Financial, Inc.-Class A	522,500	6,442,425
Genworth Financial, Inc.-Class A	945,500	1,370,975
Hartford Financial Services Group, Inc.	337,500	2,851,875
MetLife, Inc.	365,500	10,511,780
Old Republic International Corp.	625,200	6,414,552
PartnerRe Ltd.	66,100	4,624,356
The Progressive Corp.	883,600	13,271,672
RenaissanceRe Holdings Ltd.	128,700	6,065,631
Torchmark Corp.	101,400	3,665,610
The Travelers Co., Inc.	509,000	22,217,850
Unum Group	715,800	10,665,420
XL Capital Ltd.-Class A	489,900	2,464,197

		152,205,586

		372,190,921

Health Care - 12.2%
Biotechnology - 0.7%
Amgen, Inc. (a)	242,100	13,446,234

Health Care Equipment & Supplies - 0.2%
Covidien Ltd.	95,000	3,500,750

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	31,639	991,883
Cardinal Health, Inc.	263,700	8,575,524
McKesson Corp.	131,600	4,598,104

		14,165,511

Pharmaceuticals - 10.5%
Eli Lilly & Co.	303,800	10,374,770
GlaxoSmithKline PLC (Sponsored) (ADR)	301,400	10,380,216
Johnson & Johnson	660,300	38,680,374
Merck & Co., Inc.	945,000	25,250,400
Pfizer, Inc.	3,541,100	58,180,273
Sanofi-Aventis SA (ADR)	324,800	8,983,968
Schering-Plough Corp.	673,600	11,323,216
Wyeth	563,300	20,284,433

		183,457,650

		214,570,145

Consumer Staples - 10.6%
Beverages - 1.7%
The Coca-Cola Co.	51,900	2,432,553
Coca-Cola Enterprises, Inc.	775,300	7,117,254
Molson Coors Brewing Co.-Class B	308,000	13,696,760
Pepsi Bottling Group, Inc.	393,800	7,123,842

		30,370,409

Food & Staples Retailing - 2.1%
The Kroger Co.	398,300	11,016,978
Safeway, Inc.	659,800	14,383,640

Supervalu, Inc.	532,466	6,341,670
Wal-Mart Stores, Inc.	100,000	5,588,000

		37,330,288

Food Products - 1.9%
Bunge Ltd.	125,200	5,315,992
ConAgra Foods, Inc.	419,900	6,193,525
Del Monte Foods Co.	590,000	3,492,800
The JM Smucker Co.	18,541	841,205
Kraft Foods, Inc.-Class A	173,300	4,715,493
Sara Lee Corp.	953,700	8,754,966
Tyson Foods, Inc.-Class A	453,900	3,045,669

		32,359,650

Household Products - 2.6%
Procter & Gamble Co.	707,554	45,531,100

Tobacco - 2.3%
Altria Group, Inc.	560,300	9,009,624
Philip Morris International, Inc.	425,000	17,918,000
Reynolds American, Inc.	325,600	13,375,648

		40,303,272

		185,894,719

Consumer Discretionary - 9.4%
Auto Components - 0.6%
Autoliv, Inc.	243,704	4,652,310
Magna International, Inc.-Class A	179,600	5,048,556

		9,700,866

Automobiles - 0.5%
Toyota Motor Corp.(Sponsored) (ADR)	134,100	8,461,710

Household Durables - 1.0%
Black & Decker Corp.	123,600	5,245,584
Centex Corp.	218,900	2,005,124
DR Horton, Inc.	686,100	4,713,507
KB Home	227,500	2,645,825
Pulte Homes, Inc.	262,000	2,790,300

		17,400,340

Leisure Equipment & Products - 0.0%
Brunswick Corp.	157,100	425,741

Media - 3.4%
CBS Corp.-Class B	1,860,500	12,390,930
Gannett Co., Inc.	528,975	4,607,372
Time Warner, Inc.	2,067,900	18,714,495
Viacom, Inc.-Class B (a)	368,800	5,871,296
The Walt Disney Co.	830,600	18,705,112

		60,289,205

Multiline Retail - 1.3%
Family Dollar Stores, Inc.	383,000	10,639,740
JC Penney Co., Inc.	312,300	5,930,577
Macy’s, Inc.	743,300	5,515,286

		22,085,603

Specialty Retail - 2.4%
AutoNation, Inc. (a)	175,700	1,500,478
The Gap, Inc.	655,500	8,534,610

Home Depot, Inc.	963,100	22,257,241
Limited Brands, Inc.	282,000	2,625,420
Lowe’s Cos, Inc.	311,849	6,442,800

		41,360,549

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	864,600	4,435,398

		164,159,412

Telecommunication Services - 7.2%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	2,769,300	79,091,208
Verizon Communications, Inc.	780,700	25,489,855

		104,581,063

Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp.	4,842,700	13,511,133
Vodafone Group PLC (Sponsored) (ADR)	432,800	8,474,224

		21,985,357

		126,566,420

Industrials - 5.8%
Airlines - 0.2%
UAL Corp.	317,100	3,567,375

Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	1,074,400	11,539,056

Industrial Conglomerates - 4.2%
3M Co.	98,900	6,619,377
General Electric Co.	3,198,700	54,921,679
Tyco International Ltd.	553,700	11,572,330

		73,113,386

Machinery - 0.6%
Caterpillar, Inc.	218,100	8,939,919
Cummins, Inc.	81,000	2,071,980

		11,011,899

Road & Rail - 0.1%
Ryder System, Inc.	59,900	2,151,009

		101,382,725

Information Technology - 4.0%
Communications Equipment - 1.6%
Corning, Inc.	435,700	3,925,657
Motorola, Inc.	1,045,500	4,506,105
Nokia OYJ (Sponsored)-Class A (ADR)	602,600	8,538,842
Telefonaktiebolaget LM Ericsson (Sponsored) (ADR)	1,466,800	10,443,616

		27,414,220

Computers & Peripherals - 0.9%
International Business Machines Corp.	66,800	5,450,880
Lexmark International, Inc.-Class A (a)	285,800	7,482,244
Western Digital Corp. (a)	261,500	3,190,300

		16,123,424

Electronic Equipment, Instruments & Components - 1.3%
AU Optronics Corp. (Sponsored) (ADR)	781,620	4,720,985
Flextronics International Ltd. (a)	180,278	421,850

Ingram Micro, Inc.-Class A (a)	419,000	4,512,630
Sanmina-SCI Corp. (a)	310,800	198,912
Tech Data Corp. (a)	158,200	2,759,008
Tyco Electronics Ltd.	568,000	9,360,640
Vishay Intertechnology, Inc. (a)	83,800	365,368

		22,339,393

Semiconductors & Semiconductor Equipment - 0.2%
Nvidia Corp. (a)	531,100	3,967,317

		69,844,354

Materials - 2.3%
Chemicals - 0.8%
Ashland, Inc.	134,400	1,283,520
Dow Chemical Co.	195,240	3,621,702
Eastman Chemical Co.	235,500	7,747,950
Lubrizol Corp.	32,057	1,125,842

		13,779,014

Containers & Packaging - 1.5%
Ball Corp.	309,300	11,273,985
Owens-Illinois, Inc. (a)	473,400	9,572,148
Sonoco Products Co.	210,400	5,281,040

		26,127,173

		39,906,187

Utilities - 1.2%
Independent Power Producers & Energy Traders - 0.3%
Reliant Energy, Inc. (a)	982,400	5,638,976

Multi-Utilities - 0.9%
CMS Energy Corp.	277,400	2,818,384
Dominion Resources, Inc.	233,200	8,586,424
Wisconsin Energy Corp.	85,125	3,699,532

		15,104,340

		20,743,316

Total Common Stocks (cost $2,598,691,974)		1,673,558,071

SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $70,751,047)	70,751,047	70,751,047

Total Investments - 99.7% (cost $2,669,443,021)		1,744,309,118
Other assets less liabilities - 0.3%		5,677,017

Net Assets - 100.0%		$1,749,986,135

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,744,309,118		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,744,309,118		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Health Care - 26.7%
Biotechnology - 12.5%
Celgene Corp. (a)	1,013,000	$52,777,300
Genentech, Inc. (a)	914,100	70,020,060
Gilead Sciences, Inc. (a)	2,098,850	94,007,491

		216,804,851

Health Care Equipment & Supplies - 5.1%
Alcon, Inc.	382,650	30,531,644
Baxter International, Inc.	589,600	31,189,840
Becton Dickinson & Co.	428,325	27,211,487

		88,932,971

Health Care Providers & Services - 2.2%
Medco Health Solutions, Inc. (a)	906,400	38,068,800

Pharmaceuticals - 6.9%
Abbott Laboratories	985,200	51,614,628
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	1,569,000	67,702,350

		119,316,978

		463,123,600

Information Technology - 26.4%
Communications Equipment - 6.4%
Cisco Systems, Inc. (a)	3,674,800	60,781,192
QUALCOMM, Inc.	1,523,200	51,133,824

		111,915,016

Computers & Peripherals - 12.1%
Apple, Inc. (a)	1,061,960	98,411,833
Hewlett-Packard Co.	3,172,550	111,927,564

		210,339,397

Internet Software & Services - 5.9%
Google, Inc.-Class A (a)	350,470	102,673,691

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	820,500	11,322,900

Software - 1.3%
Activision Blizzard, Inc. (a)	1,461,800	17,103,060
Microsoft Corp.	240,100	4,854,822

		21,957,882

		458,208,886

Consumer Staples - 16.2%
Beverages - 4.5%
The Coca-Cola Co.	489,300	22,933,491
Molson Coors Brewing Co.-Class B	228,900	10,179,183
PepsiCo, Inc.	788,400	44,702,280

		77,814,954

Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	494,000	25,426,180
Wal-Mart Stores, Inc.	796,850	44,527,978

		69,954,158

Food Products - 1.4%
General Mills, Inc.	143,600	9,071,212
Kellogg Co.	354,970	15,416,347

		24,487,559

Household Products - 4.5%
Colgate-Palmolive Co.	502,800	32,717,196
Procter & Gamble Co.	699,500	45,012,825

		77,730,021

Tobacco - 1.8%
Philip Morris International, Inc.	760,900	32,079,544

		282,066,236

Financials - 9.0%
Capital Markets - 4.1%
The Blackstone Group LP	549,800	3,441,748
The Charles Schwab Corp.	917,700	16,821,441
Franklin Resources, Inc.	293,200	17,811,900
The Goldman Sachs Group, Inc.	414,100	32,709,759

		70,784,848

Diversified Financial Services - 4.9%
CME Group, Inc.-Class A	255,685	54,192,436
JP Morgan Chase & Co.	1,011,500	32,024,090

		86,216,526

		157,001,374

Energy - 7.7%
Energy Equipment & Services - 4.5%
Cameron International Corp. (a)	198,500	4,188,350
National Oilwell Varco, Inc. (a)	133,100	3,765,399
Schlumberger Ltd.	1,379,535	69,997,606

		77,951,355

Oil, Gas & Consumable Fuels - 3.2%
EOG Resources, Inc.	605,475	51,477,484
XTO Energy, Inc.	131,200	5,017,088

		56,494,572

		134,445,927

Consumer Discretionary - 6.0%
Hotels, Restaurants & Leisure - 2.8%
McDonald’s Corp.	811,350	47,666,813

Media - 1.3%
The Walt Disney Co.	1,003,800	22,605,576

Multiline Retail - 1.4%
Kohl’s Corp. (a)	730,900	23,871,194

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc.-Class B	175,400	9,340,050

		103,483,633

Materials - 4.2%
Chemicals - 4.2%
Air Products & Chemicals, Inc.	120,900	5,774,184
Monsanto Co.	855,540	67,758,768

		73,532,952

Industrials - 3.1%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	125,560	3,498,102
Lockheed Martin Corp.	307,200	23,688,192

		27,186,294

Electrical Equipment - 1.4%
Emerson Electric Co.	665,500	23,884,795

Road & Rail - 0.2%
Union Pacific Corp.	58,600	2,932,344

		54,003,433

Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV (ADR)	111,600	3,348,000

Total Common Stocks (cost $2,088,726,786)		1,729,214,041

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $9,752,203)	9,752,203	9,752,203

Total Investments - 100.1% (cost $2,098,478,989)		1,738,966,244
Other assets less liabilities - (0.1)%		(1,715,496)

Net Assets - 100.0%		$1,737,250,748

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,738,966,244		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,738,966,244		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Equity:Other - 45.7%
Diversified/Specialty - 37.4%
Alexandria Real Estate Equities, Inc.	147,506	$6,531,566
BioMed Realty Trust, Inc.	48,910	455,841
British Land Co. PLC (a)	1,009,526	8,187,257
Canadian Real Estate Investment Trust (a)	549,562	11,113,938
Dexus Property Group (a)	13,048,831	7,195,935
Digital Realty Trust, Inc.	308,700	8,446,032
Entertainment Properties Trust	484,800	11,892,144
Forest City Enterprises, Inc.-Class A	101,628	605,703
General Property Group (a)	7,077,200	4,395,841
Henderson Land Development Co. Ltd. (a)	2,894,000	9,925,759
Kerry Properties Ltd. (a)	5,155,191	11,470,334
Land Securities Group PLC (a)	1,074,332	15,687,719
Lend Lease Corp. Ltd. (a)	3,442,172	17,627,234
Mitsubishi Estate Co., Ltd. (a)	1,547,000	23,081,771
Mitsui Fudosan Co., Ltd. (a)	1,711,000	26,385,962
Morguard Real Estate Investment Trust (a)	543,100	3,729,913
New World Development Co. Ltd. (a)	11,662,338	9,275,662
Plum Creek Timber Co., Inc. (REIT)	223,100	7,940,129
Rayonier, Inc.	140,395	4,689,193
Sun Hung Kai Properties Ltd. (a)	3,073,600	24,529,492
Unibail (a)	285,818	38,394,253
Vornado Realty Trust	249,100	13,314,395
Wereldhave NV (a)	85,500	6,767,469

		271,643,542

Health Care - 7.1%
HCP, Inc.	300,700	6,215,469
Health Care REIT, Inc.	341,900	12,992,200
Nationwide Health Properties, Inc.	595,400	13,473,902
Omega Healthcare Investors, Inc.	549,400	7,274,056
Ventas, Inc.	503,400	11,568,132

		51,523,759

Triple Net - 1.2%
Macquarie Infrastructure Group (a)	3,082,031	3,561,399
National Retail Properties, Inc.	379,400	5,087,754

		8,649,153

		331,816,454

Retail - 22.5%
Regional Mall - 7.6%
General Growth Properties, Inc.	265,600	366,528
Multiplan Empreendimentos Imobiliarios SA (b)	1,207,800	7,078,643
Simon Property Group, Inc.	498,800	23,693,000
Taubman Centers, Inc.	158,275	3,773,276
Westfield Group (a)	2,038,336	20,174,382

		55,085,829

Shopping Center/Other Retail - 14.9%
CapitaMall Trust	10,900,800	12,317,310
Citycon Oyj (a)	1,651,071	3,190,763
Corio NV (a)	139,400	6,365,637
Eurocommercial Properties NV (a)	224,000	6,797,977
Federal Realty Investment Trust	72,200	4,176,048
Kimco Realty Corp.	518,600	7,338,190
Klepierre (a)	809,943	16,465,082
The Link REIT (a)	6,922,000	13,254,952
Macquarie CountryWide Trust (a)	4,358,364	836,338
Mercialys SA (a)	188,700	5,902,374
New World Department Store China Ltd. (a)	53,722	23,063
Primaris Retail Real Estate Investment Trust (a)	403,799	4,132,064
Regency Centers Corp.	210,300	7,488,783
RioCan Real Estate Investment Trust (a)(c)	132,100	1,581,524
RioCan Real Estate Investment Trust (UIT) (a)	419,189	5,018,603
Tanger Factory Outlet Centers	368,900	13,516,496

		108,405,204

		163,491,033

Office - 15.0%
Office - 15.0%
Allied Properties Real Estate Investment Trust (a)	552,832	5,549,786
Brookfield Properties Corp.	852,424	6,239,744
Castellum AB	965,100	5,914,064
Cominar Real Estate Investment Trust (a)	391,689	5,380,100
Corporate Office Properties Trust SBI MD	200,000	5,942,000
Douglas Emmett, Inc.	328,600	3,351,720
Dundee Real Estate Investment Trust (a)	225,200	2,231,597
Highwoods Properties, Inc.	186,500	4,453,620
Hufvudstaden AB-Class A	602,000	3,463,060
ING Office Fund (a)	8,019,300	5,791,046
Japan Real Estate Investment Corp.-Class A (a)	1,840	16,318,860
Nippon Building Fund, Inc.-Class A (a)	1,111	11,030,369
Nomura Real Estate Office Fund, Inc.-Class A (a)	760	4,431,302
NTT Urban Development Corp. (a)	25,725	26,223,636
SL Green Realty Corp.	150,000	2,844,000

		109,164,904

Residential - 7.5%
Multi-Family - 5.7%
Apartment Investment & Management Co.-Class A	825,471	9,468,157
Boardwalk Real Estate Investment Trust (a)	153,328	3,212,421
Equity Residential	234,584	7,138,391
Essex Property Trust, Inc.	33,700	2,914,039
Home Properties, Inc.	176,000	6,864,000
Mid-America Apartment Communities, Inc.	171,400	6,346,942
UDR, Inc.	382,350	5,784,956

		41,728,906

Self Storage - 1.8%
Public Storage	185,400	12,957,606

		54,686,512

Lodging - 3.0%
Lodging - 3.0%
DiamondRock Hospitality Co.	742,130	2,760,723
Fonciere Des Murs (a)	232,300	3,660,956
Host Hotels & Resorts, Inc.	1,035,857	7,789,645
LaSalle Hotel Properties	112,500	992,250
Starwood Hotels & Resorts Worldwide, Inc.	136,525	2,301,811
Strategic Hotels & Resorts, Inc.	298,110	298,110
Sunstone Hotel Investors, Inc.	758,127	3,616,266

		21,419,761

Industrials - 2.2%
Industrial Warehouse Distribution - 2.2%
Ascendas Real Estate Investment Trust	13,627,000	13,450,400
Prologis	746,400	2,858,712

		16,309,112

Total Common Stocks (cost $1,211,610,592)		696,887,776

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $22,345,398)	22,345,398	22,345,398

Total Investments - 99.0% (cost $1,233,955,990)		719,233,174
Other assets less liabilities - 1.0%		6,907,336

Net Assets - 100.0%		$726,140,510

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 12/15/08	12,923	$8,534,220	$8,458,813	$(75,407)
British Pound settling 12/15/08	7,030	11,554,789	10,832,215	(722,574)
Canadian Dollar settling 12/15/08	2,353	1,830,844	1,903,488	72,644
Canadian Dollar settling 12/15/08	8,509	6,613,041	6,883,458	270,417
Japanese Yen settling 3/16/09	1,614,909	16,766,082	16,984,196	218,114
New Zealand Dollar settling 3/16/09	17,966	9,812,131	9,781,255	(30,876)
Norwegian Krone settling 3/16/09	104,021	14,827,099	14,732,800	(94,299)

Sale Contracts:
British Pound settling 12/15/08	4,979	7,682,597	7,671,921	10,676
Canadian Dollar settling 12/15/08	55,801	44,625,449	45,140,893	(515,444)
Euro settling 3/16/09	14,127	17,858,647	17,931,170	(72,523)
Euro settling 3/16/09	6,413	8,034,206	8,139,916	(105,710)
Hong Kong Dollar settling 3/16/09	73,887	9,537,498	9,539,008	(1,510)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $388,902,772.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the market value of this security amounted to $1,581,524 or 0.2% of net assets.
(d)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

November 30, 2008 (unaudited)

Summary

36.1%	United States
14.9%	Japan
9.5%	Hong Kong
9.0%	France
8.3%	Australia
6.7%	Canada
3.6%	Singapore
3.3%	United Kingdom
2.8%	Netherlands
1.3%	Sweden
1.0%	Brazil
0.4%	Finland
3.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: China.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$337,135,515		$	– 0	–
Level 2	382,097,659			(1,046,492)
Level 3	– 0	–		– 0	–

Total	$719,233,174			$(1,046,492)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Financials - 27.0%
Capital Markets - 3.2%
Credit Suisse Group AG	368,300	$10,795,447
Deutsche Bank AG (a)	441,000	15,671,367

		26,466,814

Commercial Banks - 15.5%
Australia & New Zealand Banking Group Ltd.	804,300	7,868,878
Banco do Brasil SA	762,700	4,734,902
Barclays PLC (a)	4,383,500	11,645,619
BNP Paribas SA (a)	244,100	13,522,063
Credit Agricole SA (a)	761,711	8,508,623
HBOS PLC (a)	7,136,422	10,093,426
HSBC Holdings PLC (a)	1,620,800	17,714,887
KB Financial Group, Inc. (b)	222,700	4,578,312
Lloyds TSB Group PLC (a)	1,553,100	4,017,138
Nordea Bank AB (a)	634,400	4,586,970
Royal Bank of Scotland Group PLC (London Virt-X) (a)	10,731,847	9,230,609
Shinhan Financial Group Co. Ltd.	213,120	4,463,371
Societe Generale-Class A (a)	232,776	9,975,375
Standard Bank Group Ltd.	557,100	4,781,126
Sumitomo Mitsui Financial Group, Inc. (a)	2,108	7,649,322
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	64,900	4,159,441

		127,530,062

Consumer Finance - 1.1%
ORIX Corp. (a)	140,810	8,776,556

Diversified Financial Services - 1.0%
Fortis (Euronext Brussels) (a)	233,198	221,608
ING Group (a)	921,411	7,774,017

		7,995,625

Insurance - 5.7%
Allianz SE (a)	216,800	17,955,358
Aviva PLC (a)	1,294,995	8,054,534
Fondiaria-Sai SpA (ordinary shares) (a)	170,000	3,091,102
Muenchener Rueckversicherungs AG (a)	111,300	15,119,490
Sun Life Financial, Inc. (a)	112,900	2,525,227

		46,745,711

Real Estate Management & Development - 0.5%
New World Development Co. Ltd.	5,256,000	4,180,370

		221,695,138

Energy - 17.1%
Oil, Gas & Consumable Fuels - 17.1%
BP PLC (a)	2,266,000	18,399,939
China Petroleum & Chemical Corp.-Class H	20,274,500	13,521,501
ENI SpA (a)	722,700	16,397,697
LUKOIL (Sponsored) (ADR)	239,450	7,614,510
Nippon Mining Holdings, Inc. (a)	1,416,000	4,188,831
Petro-Canada (a)	405,600	11,066,889
Repsol YPF SA (a)	117,119	2,255,823
Royal Dutch Shell PLC (London Virt-X)-Class A (a)	1,204,652	32,097,055
StatoilHydro ASA (a)	769,750	12,975,786
Total SA (a)	418,800	21,994,993

		140,513,024

Materials - 11.7%
Chemicals - 4.7%
BASF SE (a)	493,700	15,738,286
Koninklijke Dsm NV (a)	144,300	3,344,530
Mitsubishi Chemical Holdings Corp. (a)	2,029,000	8,495,734
Mitsui Chemicals, Inc. (a)	885,000	3,584,832
Nova Chemicals Corp. (a)	127,900	1,059,453
Solvay SA-Class A (a)	86,400	6,185,879

		38,408,714

Metals & Mining - 5.6%
Antofagasta PLC (a)	308,300	2,065,505
ArcelorMittal (Euronext Paris) (a)	252,532	6,082,065
Barrick Gold Corp. (a)	69,200	2,111,490
BHP Billiton Ltd.	462,300	8,725,431
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	471,700	5,136,813
Inmet Mining Corp. (a)	78,500	1,221,760
JFE Holdings, Inc. (a)	340,700	8,293,691
Kazakhmys PLC (a)	405,200	1,623,927
MMC Norilsk Nickel (ADR)	358,420	2,645,140
Sumitomo Metal Mining Co. Ltd. (a)	395,000	3,752,901
Xstrata PLC (a)	291,580	4,210,920

		45,869,643

Paper & Forest Products - 1.4%
Stora Enso Oyj-Class R (a)	727,900	5,926,440
Svenska Cellulosa AB-Class B (a)	643,200	5,220,921

		11,147,361

		95,425,718

Telecommunication Services - 8.0%
Diversified Telecommunication Services - 5.7%
BCE, Inc. (a)	98,300	1,983,971
Deutsche Telekom AG-Class W (a)	666,000	9,211,338
France Telecom SA (a)	147,200	3,785,405
Nippon Telegraph & Telephone Corp. (a)	2,621	11,544,384
Telecom Italia SpA (ordinary shares) (a)	6,603,400	8,990,574
Telefonica SA (a)	554,600	11,235,786

		46,751,458

Wireless Telecommunication Services - 2.3%
Vodafone Group PLC (a)	9,629,937	18,923,753

		65,675,211

Information Technology - 8.0%
Communications Equipment - 2.2%
Nokia OYJ (a)	895,000	12,676,379
Telefonaktiebolaget LM Ericsson-Class B (a)	719,000	5,053,424

		17,729,803

Computers & Peripherals - 2.7%
Compal Electronics, Inc. (GDR) (c)	2,190,349	5,658,548
Fujitsu Ltd. (a)	1,960,000	8,507,399
Toshiba Corp. (a)	2,116,000	7,752,726

		21,918,673

Electronic Equipment, Instruments & Components - 1.1%
Hitachi High-Technologies Corp. (a)	159,600	2,998,638
Hitachi Ltd. (a)	1,339,000	6,225,170

		9,223,808

Office Electronics - 0.3%
Canon, Inc. (a)	78,700	2,375,328

Semiconductors & Semiconductor Equipment - 1.7%
Elpida Memory, Inc. (a)(b)	187,600	873,309
Samsung Electronics (Preference)	11,500	2,620,444
Samsung Electronics Co. Ltd.	12,150	4,024,159
United Microelectronics Corp.	28,440,175	6,775,085

		14,292,997

		65,540,609

Consumer Discretionary - 7.9%
Auto Components - 1.1%
Compagnie Generale des Etablissements Michelin-Class B (a)	167,400	8,035,734
Hyundai Mobis	34,990	1,476,885

		9,512,619

Automobiles - 4.4%
Honda Motor Co. Ltd. (a)	259,800	5,818,565
Isuzu Motors Ltd. (a)	1,716,000	2,138,388
Nissan Motor Co. Ltd. (a)	2,135,200	7,196,390
Renault SA (a)	317,600	7,022,834
Toyota Motor Corp. (a)	427,100	13,693,309

		35,869,486

Hotels, Restaurants & Leisure - 0.5%
TUI Travel PLC (a)	1,205,700	3,961,862

Household Durables - 1.1%
Sharp Corp. (a)	845,000	5,705,347
Sony Corp. (a)	158,600	3,085,658

		8,791,005

Media - 0.8%
Lagardere SCA (a)	174,400	6,386,268
Yell Group PLC (a)	237,560	218,328

		6,604,596

		64,739,568

Health Care - 5.8%
Health Care Providers & Services - 0.3%
Celesio AG (a)	101,700	2,581,989

Pharmaceuticals - 5.5%
GlaxoSmithKline PLC (a)	971,500	16,834,288
Novartis AG	259,790	12,124,392
Sanofi-Aventis SA (a)	283,319	15,656,963

		44,615,643

		47,197,632

Industrials - 4.7%
Aerospace & Defense - 0.9%
European Aeronautic Defence & Space Co., NV (a)	472,680	7,518,184

Airlines - 1.8%
Air France-KLM (a)	267,300	3,486,213
Deutsche Lufthansa AG (a)	547,700	7,189,088
Qantas Airways Ltd.	2,703,029	4,139,962

		14,815,263

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	240,000	2,256,521

Road & Rail - 0.6%
East Japan Railway Co. (a)	614	4,750,499

Trading Companies & Distributors - 1.1%
Mitsubishi Corp. (a)	410,300	5,104,964
Mitsui & Co. Ltd. (a)	482,000	4,284,312

		9,389,276

		38,729,743

Utilities - 3.1%
Electric Utilities - 2.6%
E.ON AG (a)	338,400	11,831,972
The Tokyo Electric Power Co., Inc. (a)	319,000	9,494,299

		21,326,271

Multi-Utilities - 0.5%
RWE AG (a)	47,700	4,003,216

		25,329,487

Consumer Staples - 2.8%
Food & Staples Retailing - 2.0%
Aeon Co. Ltd. (a)	379,100	3,368,676
Delhaize Group (a)	43,700	2,629,153
Koninklijke Ahold NV (a)	902,940	10,062,731

		16,060,560

Food Products - 0.8%
Associated British Foods PLC (a)	634,800	6,645,778

		22,706,338

Total Common Stocks (cost $1,389,591,656)		787,552,468

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC (a)(b)	9,882,204	0

Diversified Financial Services - 0.0%
Fortis (b)	453,498	1

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $13,246,344)	13,246,344	13,246,344

Total Investments - 97.7% (cost $1,402,838,000)		800,798,813
Other assets less liabilities - 2.3%		19,189,049

Net Assets - 100.0%		$819,987,862

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	181	December 2008	$6,312,232	$5,576,862	$(735,370)
FTSE 100 Index Futures	38	December 2008	2,273,031	2,510,058	237,027

					$(498,343)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 12/15/08	3,821	$3,031,938	$3,091,044	$59,106
Canadian Dollar settling 12/15/08	3,698	2,874,019	2,991,542	117,523
Japanese Yen settling 12/15/08	3,353,962	34,201,243	35,126,371	925,128
Japanese Yen settling 3/16/09	893,351	9,000,564	9,395,482	394,918
Japanese Yen settling 3/16/09	1,120,531	11,847,692	11,784,762	(62,930)
Japanese Yen settling 3/16/09	339,967	3,601,536	3,575,474	(26,062)
Japanese Yen settling 3/16/09	634,666	6,671,565	6,674,860	3,295
Norwegian Krone settling 3/16/09	147,113	20,145,842	20,836,046	690,204
Swedish Krona settling 3/16/09	63,148	7,977,261	7,799,195	(178,066)

Sale Contracts:
British Pound settling 3/16/09	15,678	23,255,491	24,171,373	(915,882)
British Pound settling 3/16/09	1,292	1,994,654	1,991,926	2,728
Canadian Dollar settling 12/15/08	24,301	19,434,115	19,658,588	(224,473)
Euro settling 3/16/09	10,098	12,626,539	12,817,226	(190,687)
Japanese Yen settling 12/15/08	396,821	4,095,075	4,155,945	(60,870)
Japanese Yen settling 12/15/08	1,000,038	10,248,391	10,473,495	(225,104)
Japanese Yen settling 12/15/08	515,301	5,263,706	5,396,798	(133,092)
Japanese Yen settling 12/15/08	195,983	2,015,560	2,052,549	(36,989)
Japanese Yen settling 12/15/08	361,276	3,808,518	3,783,679	24,839
Swedish Krona settling 3/16/09	15,593	1,934,615	1,925,838	8,777
Swedish Krona settling 3/16/09	15,073	1,825,260	1,861,615	(36,355)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $665,271,227.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the market value of this security amounted to $5,658,548 or 0.7% of net assets.
(d)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $1,045,433 has been segregated to collateralize margin requirements for the open futures contract at November 30, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

November 30, 2008 (unaudited)

Summary

18.7%	Japan
16.7%	United Kingdom
12.4%	Germany
12.3%	France
8.3%	Netherlands
3.6%	Italy
2.9%	Switzerland
2.6%	Australia
2.5%	Canada
2.3%	Finland
2.1%	South Korea
1.9%	Sweden
1.7%	Brazil
10.3%	Other
1.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Belgium, China, Hong Kong, Norway, Russia, South Africa, Spain and Taiwan.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities	Other Financial Instruments*
Level 1	$55,499,179	$(498,343)
Level 2	745,299,633	136,008
Level 3	1	– 0	–

Total	$800,798,813	$(362,335)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 9/1/2008	$	– 0	–	$	– 0	–
Accrued discounts /premiums		– 0	–		—
Realized gain (loss)		– 0	–		—	*
Change in unrealized appreciation/depreciation		1			– 0	–
Net purchases (sales)		– 0	–		—
Net transfers in and/or out of Level 3		– 0	–		—

Balance as of 11/30/08		$1		$

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08		$1		$	– 0	–

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $0.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.3%
Health Care - 18.3%
Biotechnology - 1.0%
CSL Ltd./Australia (a)	345,767	$7,920,666

Health Care Equipment & Supplies - 0.5%
Alcon, Inc.	53,500	4,268,765

Pharmaceuticals - 16.8%
AstraZeneca PLC (a)	313,663	11,848,921
Bayer AG (a)	403,614	20,852,962
GlaxoSmithKline PLC (a)	731,142	12,669,331
Novartis AG (a)	716,035	33,417,334
Novo Nordisk A/S-Class B	296,039	15,195,452
Roche Holding AG (a)	96,362	13,501,434
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	706,200	30,472,530

		137,957,964

		150,147,395

Consumer Staples - 16.0%
Food & Staples Retailing - 2.7%
Seven & I Holdings Co. Ltd. (a)	137,200	3,880,905
Tesco PLC (a)	4,053,173	18,511,363

		22,392,268

Food Products - 6.7%
Nestle SA (a)	1,022,326	37,030,954
Unilever PLC (a)	775,811	17,847,131

		54,878,085

Household Products - 3.5%
Reckitt Benckiser PLC (a)	672,131	28,624,928

Tobacco - 3.1%
British American Tobacco PLC (a)	993,872	26,065,950

		131,961,231

Financials - 14.3%
Capital Markets - 7.3%
3i Group PLC (a)	706,751	4,503,318
Credit Suisse Group AG (a)	573,658	16,814,810
ICAP PLC (a)	1,506,334	6,836,022
Julius Baer Holding AG (a)	467,040	15,330,260
Man Group PLC (a)	4,173,198	16,281,808

		59,766,218

Commercial Banks - 3.8%
Banco Santander Central Hispano SA (a)	1,684,263	13,834,499
BNP Paribas SA (a)	151,551	8,395,257
Standard Chartered PLC (a)	711,036	9,294,634

		31,524,390

Diversified Financial Services - 1.1%
Deutsche Boerse AG (a)	107,728	7,692,013
Qbe Insurance Group Placement (a)	100,000	1,555,625

		9,247,638

Insurance - 2.1%
Muenchener Rueckversicherungs AG (a)	16,765	2,277,433
QBE Insurance Group Ltd. (a)	971,228	15,221,885

		17,499,318

		118,037,564

Energy - 10.9%
Energy Equipment & Services - 0.5%
Tenaris SA (Sponsored) (ADR)	169,400	3,562,482

Oil, Gas & Consumable Fuels - 10.4%
BG Group PLC (a)	1,567,038	22,405,401
Petroleo Brasileiro SA (ADR)	327,600	6,859,944
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (a)	658,734	17,727,181
StatoilHydro ASA (a)	1,108,690	18,689,346
Total SA (a)	382,645	20,096,165

		85,778,037

		89,340,519

Telecommunication Services - 9.6%
Diversified Telecommunication Services - 4.7%
Deutsche Telekom AG-Class W (a)	921,245	12,741,590
Telefonica SA (a)	1,140,799	23,111,745
Vimpel-Communications (Sponsored) (ADR)	273,000	2,593,500

		38,446,835

Wireless Telecommunication Services - 4.9%
America Movil SAB de CV (ADR)	48,700	1,461,000
KDDI Corp. (a)	1,213	7,907,681
MTN Group Ltd.	381,520	3,956,241
NTT Docomo, Inc. (a)	4,183	6,998,491
Vodafone Group PLC (a)	10,197,963	20,039,979

		40,363,392

		78,810,227

Utilities - 8.4%
Electric Utilities - 3.4%
CEZ	136,479	5,418,796
E.ON AG (a)	656,768	22,963,537

		28,382,333

Independent Power Producers & Energy Traders - 0.6%
International Power PLC (a)	1,169,906	4,660,444

Multi-Utilities - 4.4%
Centrica PLC (a)	938,098	3,432,905

GDF Suez (a)	508,312	20,390,505
National Grid PLC (a)	1,175,043	12,278,361

		36,101,771

		69,144,548

Materials - 6.2%
Chemicals - 1.9%
Incitec Pivot Ltd. (a)	1,490,102	2,610,655
Incitec Pivot Ltd.	666,477	65,481
Potash Corp. of Saskatchewan	58,880	3,629,363
Syngenta AG (a)	52,566	9,450,959

		15,756,458

Construction Materials - 1.0%
CRH PLC (a)	365,585	8,037,595

Metals & Mining - 3.3%
BHP Billiton PLC (a)	560,511	10,161,417
Cia Vale do Rio Doce-Class B (ADR)	344,800	4,116,912
Rio Tinto PLC (a)	516,509	12,871,113

		27,149,442

		50,943,495

Industrials - 6.2%
Aerospace & Defense - 2.7%
BAE Systems PLC (a)	4,020,306	22,050,547

Machinery - 0.5%
Atlas Copco AB-Class A (a)	622,686	4,406,552

Trading Companies & Distributors - 3.0%
Mitsubishi Corp. (a)	868,500	10,805,902
Mitsui & Co. Ltd. (a)	1,536,000	13,652,910

		24,458,812

		50,915,911

Consumer Discretionary - 2.5%
Auto Components - 0.4%
Bridgestone Corp. (a)	190,900	3,210,617

Media - 2.1%
Eutelsat Communications (a)(b)	390,582	8,206,420
SES SA (FDR) (a)	498,483	8,756,279

		16,962,699

		20,173,316

Information Technology - 1.9%
Internet Software & Services - 0.4%
Tencent Holdings Ltd.	613,600	3,374,961

Software - 1.5%
Nintendo Co. Ltd. (a)	40,500	12,593,582

		15,968,543

Total Common Stocks (cost $1,156,917,275)		775,442,749

RIGHTS - 0.2%
Financials - 0.2%

Commercial Banks - 0.2%
Standard Chartered PLC (a)(b) (cost $0)	234,407	1,480,816

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $20,916,085)	20,916,085	20,916,085

Total Investments - 97.0% (cost $1,177,833,360)		797,839,650
Other assets less liabilities - 3.0%		24,960,225

Net Assets - 100.0%		$822,799,875

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 1/15/09	6,321	$10,281,739	$9,741,631	$(540,108)
Euro settling 1/15/09	12,943	16,754,066	16,430,766	(323,300)
Japanese Yen settling 1/15/09	13,203,309	135,050,800	138,491,146	3,440,346
Japanese Yen settling 1/15/09	388,199	3,947,519	4,071,867	124,348
Japanese Yen settling 1/15/09	1,441,953	14,616,709	15,124,824	508,115
Japanese Yen settling 1/15/09	761,121	8,036,756	7,983,492	(53,264)
New Zealand Dollar settling 1/15/09	21,872	11,487,612	11,960,160	472,548
Norwegian Krone settling 1/15/09	188,258	26,695,689	26,739,462	43,773
Swedish Krona settling 1/15/09	299,554	38,223,776	36,997,234	(1,226,542)
Swiss Franc settling 1/15/09	31,240	26,556,722	25,809,244	(747,478)
Swiss Franc settling 1/15/09	5,077	4,252,200	4,194,415	(57,785)
Sale Contracts:
British Pound settling 1/15/09	73,802	119,375,473	113,740,203	5,635,270

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
British Pound settling 1/15/09	8,998	$14,475,712	$13,867,298	$608,414
British Pound settling 1/15/09	13,864	21,676,364	21,366,551	309,813
British Pound settling 1/15/09	13,907	21,458,501	21,432,820	25,681
Japanese Yen settling 1/15/09	2,157,778	22,221,080	22,633,201	(412,121)
Japanese Yen settling 1/15/09	463,646	4,700,861	4,863,240	(162,379)
Japanese Yen settling 1/15/09	783,215	8,193,654	8,215,239	(21,585)
Japanese Yen settling 1/15/09	1,082,898	11,410,577	11,358,651	51,926
Swiss Franc settling 1/15/09	84,241	72,618,421	69,596,559	3,021,862

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $691,948,136.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

Country Breakdown *

AllianceBernstein Pooling Portfolios

International Growth Portfolio

November 30, 2008 (unaudited)

Summary

32.8%	United Kingdom
16.3%	Switzerland
8.3%	Germany
8.3%	France
7.4%	Japan
4.6%	Spain
3.8%	Israel
3.4%	Australia
2.3%	Norway
2.2%	Netherlands
1.9%	Denmark
1.4%	Brazil
1.0%	Ireland
3.7%	Other
2.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Argentina, Canada, China, Czech Republic, Mexico, Russia, South Africa and Sweden.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$80,982,503		$	– 0	–
Level 2	716,857,147			10,697,534
Level 3	– 0	–		– 0	–

Total	$797,839,650			$10,697,534

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 24.2%
Commercial Banks - 6.2%
Central Pacific Financial Corp.	306,563	$3,924,006
Popular, Inc.	321,900	2,011,875
The South Financial Group, Inc.	528,000	2,280,960
Susquehanna Bancshares, Inc.	200,800	3,068,224
Synovus Financial Corp.	225,300	1,874,496
Trustmark Corp.	270,988	5,408,921
Webster Financial Corp.	303,500	4,552,500
Whitney Holding Corp.	162,000	2,839,860

		25,960,842

Insurance - 9.7%
Arch Capital Group, Ltd. (a)	104,100	7,056,939
Aspen Insurance Holdings, Ltd.	343,500	6,330,705
Fidelity National Financial, Inc.-Class A	305,000	3,760,650
Old Republic International Corp.	376,000	3,857,760
PartnerRe Ltd.	45,500	3,183,180
Platinum Underwriters Holdings, Ltd.	256,700	7,888,391
Reinsurance Group of America, Inc.-Class A	59,700	2,423,820
RenaissanceRe Holdings Ltd.	35,000	1,649,550
StanCorp Financial Group, Inc.	144,300	4,806,633

		40,957,628

Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	49,000	2,169,720
Digital Realty Trust, Inc.	171,300	4,686,768
Home Properties, Inc.	120,913	4,715,607
Mid-America Apartment Communities, Inc.	74,000	2,740,220
Strategic Hotels & Resorts, Inc.	80,800	80,800
Sunstone Hotel Investors, Inc.	273,304	1,303,660
Tanger Factory Outlet Centers	102,800	3,766,592
Taubman Centers, Inc.	66,300	1,580,592

		21,043,959

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	113,400	2,093,364
First Niagara Financial Group, Inc.	167,400	2,596,374
Provident Financial Services, Inc.	223,480	3,349,965
Washington Federal, Inc.	359,450	6,071,111

		14,110,814

		102,073,243

Industrials - 16.4%
Aerospace & Defense - 0.5%
Goodrich Corp.	64,300	2,163,695

Airlines - 2.4%
Alaska Air Group, Inc. (a)	212,200	4,869,990
Continental Airlines, Inc.-Class B (a)	181,300	2,661,484
Skywest, Inc.	164,700	2,503,440

		10,034,914

Building Products - 0.4%
Quanex Building Products Corp.	198,200	1,835,332

Commercial Services & Supplies - 1.3%
United Stationers, Inc. (a)	176,800	5,624,008

Electrical Equipment - 2.4%
Acuity Brands, Inc.	103,600	2,793,056
Cooper Industries Ltd.-Class A	94,000	2,269,160
EnerSys (a)	298,600	2,547,058
Regal-Beloit Corp.	75,200	2,529,728

		10,139,002

Machinery - 4.2%
Briggs & Stratton Corp.	284,300	4,002,944
Gardner Denver, Inc. (a)	91,900	2,274,525
Mueller Industries, Inc.	245,000	5,708,500
Terex Corp. (a)	409,600	5,840,896

		17,826,865

Professional Services - 1.1%
Kelly Services, Inc.-Class A	400,100	4,661,165

Road & Rail - 2.8%
Arkansas Best Corp.	141,900	3,767,445
Con-way, Inc.	116,300	3,252,911
Hertz Global Holdings, Inc. (a)	442,900	1,545,721
Ryder System, Inc.	46,942	1,685,687
Werner Enterprises, Inc.	97,100	1,687,598

		11,939,362

Trading Companies & Distributors - 1.3%
GATX Corp.	186,700	5,255,605

		69,479,948

Information Technology - 11.8%
Communications Equipment - 0.3%
CommScope, Inc. (a)	126,600	1,429,314

Computers & Peripherals - 2.2%
Lexmark International, Inc.-Class A (a)	127,100	3,327,478
SanDisk Corp. (a)	274,000	2,192,000
Western Digital Corp. (a)	289,100	3,527,020

		9,046,498

Electronic Equipment, Instruments & Components - 5.8%
Anixter International, Inc. (a)	94,600	2,592,040
Arrow Electronics, Inc. (a)	225,900	3,117,420
AU Optronics Corp. (Sponsored) (ADR)	616,984	3,726,583
Benchmark Electronics, Inc. (a)	344,300	4,365,724
Ingram Micro, Inc.-Class A (a)	382,800	4,122,756
Insight Enterprises, Inc. (a)	393,000	1,599,510
Tech Data Corp. (a)	171,300	2,987,472
Vishay Intertechnology, Inc. (a)	420,900	1,835,124

		24,346,629

IT Services - 0.6%
Convergys Corp. (a)	406,900	2,559,401

Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)	506,000	1,113,200
Siliconware Precision Industries Co. (Sponsored) (ADR)	1,204,950	4,964,394
Spansion, Inc.-Class A (a)	49,300	12,325
Teradyne, Inc. (a)	782,400	2,965,296
Zoran Corp. (a)	432,600	3,253,152

		12,308,367

		49,690,209

Materials - 9.9%
Chemicals - 4.7%
Arch Chemicals, Inc.	129,866	3,750,530
Ashland, Inc.	139,700	1,334,135
Celanese Corp.-Class A	44,200	510,510
Chemtura Corp.	1,040,800	1,738,136
Cytec Industries, Inc.	178,400	3,930,152
Methanex Corp.	170,600	1,813,478
Rockwood Holdings, Inc. (a)	349,100	3,120,954
Westlake Chemical Corp.	221,000	3,730,480

		19,928,375

Containers & Packaging - 3.1%
Aptargroup, Inc.	150,800	5,042,752
Owens-Illinois, Inc. (a)	119,500	2,416,290
Silgan Holdings, Inc.	55,600	2,515,344
Sonoco Products Co.	113,300	2,843,830

		12,818,216

Metals & Mining - 2.1%
Commercial Metals Co.	454,600	5,446,108
Reliance Steel & Aluminum Co.	79,700	1,643,414
Steel Dynamics, Inc.	228,100	1,884,106

		8,973,628

		41,720,219

Consumer Discretionary - 8.3%
Auto Components - 1.0%
ArvinMeritor, Inc.	618,700	2,443,865

Autoliv, Inc.	61,500	1,174,035
TRW Automotive Holdings Corp. (a)	189,500	674,620

		4,292,520

Automobiles - 1.2%
Thor Industries, Inc.	336,700	5,265,988

Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.	458,500	2,017,400

Household Durables - 0.6%
KB Home	69,400	807,122
Mohawk Industries, Inc. (a)	63,300	1,945,842

		2,752,964

Leisure Equipment & Products - 1.4%
Brunswick Corp.	151,600	410,836
Callaway Golf Co.	529,900	5,336,093

		5,746,929

Media - 0.4%
Gannett Co., Inc.	191,800	1,670,578

Multiline Retail - 0.7%
JC Penney Co., Inc.	150,200	2,852,298

Specialty Retail - 2.2%
AutoNation, Inc. (a)	191,900	1,638,826
Foot Locker, Inc.	574,800	3,868,404
Limited Brands, Inc.	10,100	94,031
Men’s Wearhouse, Inc.	349,500	3,718,680

		9,319,941

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	240,100	1,231,713

		35,150,331

Consumer Staples - 7.6%
Food & Staples Retailing - 2.7%
Ruddick Corp.	297,200	8,131,392
Supervalu, Inc.	275,900	3,285,969

		11,417,361

Food Products - 3.5%
Bunge Ltd.	64,000	2,717,440
Del Monte Foods Co.	1,013,800	6,001,696
Smithfield Foods, Inc. (a)	447,100	3,044,751
Tyson Foods, Inc.-Class A	427,000	2,865,170

		14,629,057

Tobacco - 1.4%
Universal Corp.	193,200	6,176,604

		32,223,022

Utilities - 6.5%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	58,800	2,072,700
Northeast Utilities	289,500	6,745,350
Portland General Electric Co.	110,925	2,031,037

		10,849,087

Gas Utilities - 1.5%
Atmos Energy Corp.	253,091	6,309,559

Independent Power Producers & Energy Traders - 0.5%
Reliant Energy, Inc. (a)	378,000	2,169,720

Multi-Utilities - 1.9%
Puget Energy, Inc.	115,100	2,817,648
Wisconsin Energy Corp.	118,600	5,154,356

		7,972,004

		27,300,370

Health Care - 5.7%
Health Care Providers & Services - 5.7%
AMERIGROUP Corp. (a)	268,700	6,599,272
LifePoint Hospitals, Inc. (a)	174,678	3,504,041
Molina Healthcare, Inc. (a)	256,425	6,074,708
Omnicare, Inc.	151,600	3,655,076
Universal Health Services, Inc.-Class B	113,400	4,212,810

		24,045,907

Energy - 5.4%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	148,400	3,763,424
Oil States International, Inc. (a)	163,300	3,497,886

		7,261,310

Oil, Gas & Consumable Fuels - 3.7%
Cimarex Energy Co.	201,100	5,705,207
Frontier Oil Corp.	404,100	4,824,954
Whiting Petroleum Corp. (a)	134,500	5,151,350

		15,681,511

		22,942,821

Total Common Stocks (cost $661,657,289)		404,626,070

SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $15,450,178)	15,450,178	15,450,178

Total Investments - 99.4% (cost $677,107,467)		420,076,248
Other assets less liabilities - 0.6%		2,354,985

Net Assets - 100.0%		$422,431,233

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$420,076,248		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$420,076,248		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Industrials - 24.4%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	632,600	$4,744,500

Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.	102,400	5,230,592
Expeditors International Washington, Inc.	81,000	2,707,830

		7,938,422

Commercial Services & Supplies - 4.6%
Copart, Inc. (a)	98,400	2,624,328
Iron Mountain, Inc. (a)	424,100	9,215,693
Stericycle, Inc. (a)	131,800	7,552,140

		19,392,161

Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV	273,800	2,784,546

Electrical Equipment - 4.6%
Ametek, Inc.	299,800	10,472,014
Baldor Electric Co.	343,300	5,657,584
EnerSys (a)	291,200	2,483,936
Polypore International, Inc. (a)	122,300	551,573

		19,165,107

Machinery - 8.5%
Actuant Corp.-Class A	306,300	5,495,022
Bucyrus International, Inc.-Class A	285,700	5,579,721
Chart Industries, Inc. (a)	258,928	2,475,352
IDEX Corp.	267,275	6,147,325
Joy Global, Inc.	261,955	6,100,932
Kaydon Corp.	62,500	1,928,125
Lincoln Electric Holdings, Inc.	113,200	5,172,108
Valmont Industries, Inc.	54,700	3,024,910

		35,923,495

Professional Services - 2.5%
FTI Consulting, Inc. (a)	69,900	3,833,316
Huron Consulting Group, Inc. (a)	126,100	6,569,810

		10,403,126

Road & Rail - 0.5%
Kansas City Southern (a)	101,800	2,231,456

		102,582,813

Health Care - 20.3%
Biotechnology - 5.9%
Acorda Therapeutics, Inc. (a)	239,400	4,337,928
Alexion Pharmaceuticals, Inc. (a)	214,000	7,203,240
BioMarin Pharmaceutical, Inc. (a)	243,800	4,151,914
Onyx Pharmaceuticals, Inc. (a)	38,200	1,073,420
OSI Pharmaceuticals, Inc. (a)	123,500	4,594,200
United Therapeutics Corp. (a)	60,800	3,333,664

		24,694,366

Health Care Equipment & Supplies - 8.3%
Gen-Probe, Inc. (a)	136,700	5,037,395
Immucor, Inc. (a)	336,200	8,159,574
Intuitive Surgical, Inc. (a)	15,800	2,093,974
Masimo Corp. (a)	315,800	8,618,182
Mindray Medical International Ltd. (ADR)	182,700	3,303,216
NuVasive, Inc. (a)	224,500	7,734,025

		34,946,366

Health Care Providers & Services - 1.5%
Psychiatric Solutions, Inc. (a)	247,300	6,256,690

Health Care Technology - 1.2%
Cerner Corp. (a)	145,600	5,238,688

Life Sciences Tools & Services - 2.9%
Icon PLC (Sponsored) (ADR) (a)	354,500	7,511,855
Illumina, Inc. (a)	216,100	4,756,361

		12,268,216

Pharmaceuticals - 0.5%
XenoPort, Inc. (a)	73,800	2,320,272

		85,724,598

Consumer Discretionary - 18.6%
Diversified Consumer Services - 6.1%
Corinthian Colleges, Inc. (a)	430,600	6,924,048
DeVry, Inc.	83,200	4,782,336
ITT Educational Services, Inc. (a)	74,100	6,674,928
Strayer Education, Inc.	30,800	7,379,988

		25,761,300

Hotels, Restaurants & Leisure - 1.9%
Orient-Express Hotels Ltd.-Class A	167,700	1,148,745
Panera Bread Co.-Class A (a)	151,500	6,732,660

		7,881,405

Internet & Catalog Retail - 2.0%
NetFlix, Inc. (a)	363,300	8,348,634

Media - 1.4%
National CineMedia, Inc.	726,500	5,913,710

Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	104,700	4,435,092
Kohl’s Corp. (a)	67,000	2,188,220

		6,623,312

Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	508,445	4,881,072
Dick’s Sporting Goods, Inc. (a)	200,300	2,525,783

GameStop Corp.-Class A (a)	245,200	5,357,620
Ross Stores, Inc.	195,100	5,170,150

		17,934,625

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc. (a)	308,100	5,826,171

		78,289,157

Information Technology - 17.5%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	229,400	5,712,060

Internet Software & Services - 2.7%
Digital River, Inc. (a)	255,100	5,390,263
VistaPrint Ltd. (a)	369,000	6,033,150

		11,423,413

IT Services - 2.6%
Alliance Data Systems Corp. (a)	157,200	6,808,332
Global Payments, Inc.	107,700	3,895,509

		10,703,841

Semiconductors & Semiconductor Equipment - 6.5%
Atheros Communications, Inc. (a)	137,900	2,013,340
Cymer, Inc. (a)	67,800	1,592,622
Hittite Microwave Corp. (a)	194,600	5,686,212
Integrated Device Technology, Inc. (a)	334,900	1,731,433
Microsemi Corp. (a)	203,900	3,974,011
ON Semiconductor Corp. (a)	1,424,500	4,159,540
PMC - Sierra, Inc. (a)	999,100	4,006,391
Verigy Ltd. (a)	470,200	4,330,542

		27,494,091

Software - 4.3%
Concur Technologies, Inc. (a)	87,700	2,407,365
McAfee, Inc. (a)	228,600	6,933,438
Red Hat, Inc. (a)	530,200	4,904,350
Solera Holdings, Inc. (a)	203,800	3,988,366

		18,233,519

		73,566,924

Energy - 8.4%
Energy Equipment & Services - 3.6%
Complete Production Services, Inc. (a)	422,700	3,461,913
FMC Technologies, Inc. (a)	131,600	3,615,052
Oceaneering International, Inc. (a)	127,800	3,299,796
Superior Energy Services, Inc. (a)	214,200	3,609,270
Tesco Corp. (a)	153,800	1,061,220

		15,047,251

Oil, Gas & Consumable Fuels - 4.8%
Bill Barrett Corp. (a)	126,800	2,836,516
Cabot Oil & Gas Corp.	150,500	4,510,485
Forest Oil Corp. (a)	110,900	1,935,205
Newfield Exploration Co. (a)	175,400	3,960,532

Penn Virginia Corp.	106,200	3,189,186
Southwestern Energy Co. (a)	114,400	3,931,928

		20,363,852

		35,411,103

Financials - 5.1%
Capital Markets - 5.1%
Affiliated Managers Group, Inc. (a)	109,650	3,070,200
Greenhill & Co., Inc.	106,320	7,240,392
Lazard Ltd.-Class A	241,600	7,552,416
optionsXpress Holdings, Inc.	182,200	2,567,198
Pzena Investment Management, Inc.-Class A	273,300	967,482

		21,397,688

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
SBA Communications Corp.-Class A (a)	357,400	5,643,346

Materials - 1.1%
Chemicals - 0.7%
Airgas, Inc.	86,600	3,095,950

Metals & Mining - 0.4%
Allegheny Technologies, Inc.	70,980	1,628,991

		4,724,941

Total Common Stocks (cost $577,248,855)		407,340,570

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $15,895,431)	15,895,431	15,895,431

Total Investments - 100.5% (cost $593,144,286)		423,236,001
Other assets less liabilities - (0.5)%		(2,114,914)

Net Assets - 100.0%		$421,121,087

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$423,236,001		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$423,236,001		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S—33.4%
Agency Fixed Rate 30-Year—24.3%
Federal Gold Loan Mortgage Corp.
Series 2007
6.00%, 7/01/37—9/01/37	$13,117	$13,407,725
6.50%, 12/01/33	10,525	10,913,344
7.00%, 2/01/37	12,966	13,398,972
Series 2008
6.00%, 8/01/38	32,331	33,047,595
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	60,088	61,843,886
Series 2008
6.00%, 8/01/38	45,275	46,307,095
6.50%, 12/01/28—10/01/35	32,771	33,991,915
Government National Mortgage Association
Series 2008
6.50%, 9/15/38	39,546	40,575,530

		253,486,062

Agency ARMS—8.2%
Federal Home Loan Mortgage Corp.
Series 2005
4.779%, 5/01/35 (a)	6,734	6,706,975
Series 2006
5.82%, 12/01/36 (a)	3,710	3,753,459
6.188%, 12/01/36 (a)	4,673	4,720,154
Series 2007
5.913%, 11/01/36 (a)	8,274	8,339,300
6.07%, 1/01/37 (a)	6,955	7,024,822
Federal National Mortgage Association
Series 2005
4.546%, 2/01/35 (a)	10,789	10,607,698
Series 2006
4.623%, 1/01/36 (a)	9,718	9,569,205
5.849%, 11/01/36 (a)	11,531	11,652,457
Series 2007
4.383%, 11/01/35 (a)	10,916	10,876,229
5.785%, 8/01/37 (a)	12,707	12,849,580

		86,099,879

Agency Fixed Rate 15-Year—0.9%
Federal National Mortgage Association
Series 1996
6.00%, 12/01/09	0	59
Series 1998
6.00%, 10/01/13—12/01/13	43	44,384
Series 2001
6.00%, 11/01/16	175	179,993
Series 2002
6.00%, 12/01/17	98	99,988
Series 2005
6.00%, 6/01/17—6/01/20	382	391,100
Series 2006
6.00%, 5/01/21—1/01/22	7,190	7,353,204
Series 2007
6.00%, 2/01/22	1,534	1,568,371

		9,637,099

Total Mortgage Pass-Thru’s (cost $346,894,323)		349,223,040

CORPORATES—INVESTMENT GRADES—21.5%
Financial Institutions—13.3%
Banking—7.3%
Bank of America Corp.
3.375%, 2/17/09	3,010	2,986,103
BB&T Corp.
6.50%, 8/01/11	3,035	3,059,283
Citigroup, Inc.
3.625%, 2/09/09	6,640	6,575,499
Comerica, Inc.
4.80%, 5/01/15	2,380	1,790,391
Credit Suisse USA, Inc.
4.70%, 6/01/09	6,625	6,580,990
Fifth Third Bancorp
6.25%, 5/01/13	6,600	5,929,493
Marshall & Ilsley Corp.
4.375%, 8/01/09	5,123	4,744,728
Morgan JP & Co., Inc.
6.25%, 1/15/09	6,120	6,121,463
Morgan Stanley
5.05%, 1/21/11	6,635	6,267,481
National City Bank of Cleveland Ohio
6.25%, 3/15/11	6,470	6,050,207
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	2,429	2,426,483

Union Planters Corp.
7.75%, 3/01/11	3,867	3,679,068
UnionBanCal Corp.
5.25%, 12/16/13	5,212	4,278,984
US Bancorp
5.30%, 4/28/09	6,550	6,552,790
Wachovia Corp.
5.625%, 12/15/08	2,856	2,850,759
Wells Fargo & Co.
3.125%, 4/01/09	6,700	6,695,183

		76,588,905

Brokerage—0.7%
Merrill Lynch & Co., Inc.
Series MTNC
4.125%, 1/15/09	6,760	6,735,198

Finance—2.6%
American General Finance Corp.
4.625%, 5/15/09	5,240	4,360,377
Capital One Bank
5.00%, 6/15/09	4,160	3,937,935
General Electric Capital Corp.
3.125%, 4/01/09	6,730	6,685,064
Household Finance Corp.
4.125%, 12/15/08	6,690	6,675,021
International Lease Finance Corp.
4.75%, 7/01/09	6,630	5,908,914

		27,567,311

Insurance—1.3%
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09	2,911	2,893,007
Genworth Financial, Inc.
5.231%, 5/16/09	2,218	1,901,849
UnitedHealth Group, Inc.
4.125%, 8/15/09	2,429	2,371,853
WellPoint, Inc.
4.25%, 12/15/09	6,800	6,414,406

		13,581,115

Other Finance—0.3%
ORIX Corp.
5.48%, 11/22/11	3,130	2,613,134

REITS—1.1%
Simon Property Group LP
3.75%, 1/30/09	6,665	6,565,451
5.00%, 3/01/12	6,630	5,104,855

		11,670,306

		138,755,969

Industrial—6.9%
Basic—0.0%
United States Steel Corp.
5.65%, 6/01/13	460	338,702

Capital Goods—0.6%
Caterpillar Financial Services
4.50%, 6/15/09	3,478	3,458,530
Illinois Tool Works, Inc.
5.75%, 3/01/09	2,624	2,642,030

		6,100,560

Communications—Media—0.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	6,350	6,315,964

Communications—Telecommunications—1.8%
AT&T, Inc.
4.125%, 9/15/09	6,670	6,614,572
Qwest Corp.
8.875%, 3/15/12	3,930	3,242,250
Verizon New England, Inc.
6.50%, 9/15/11	3,215	3,084,574
Vodafone Group PLC
7.75%, 2/15/10	6,160	6,144,169

		19,085,565

Consumer Cyclical—Automotive—0.5%
Daimler Finance North America LLC
7.20%, 9/01/09	5,900	5,494,452

Consumer Non-Cyclical—1.0%
Abbott Laboratories
3.50%, 2/17/09	3,250	3,251,732
Baxter FinCo BV
4.75%, 10/15/10	5,757	5,715,866
Kraft Foods, Inc.
4.125%, 11/12/09	1,639	1,620,694

		10,588,292

Energy—0.9%
ConocoPhillips
6.375%, 3/30/09	2,828	2,839,739
Vastar Resources, Inc.
6.50%, 4/01/09	6,390	6,451,120

		9,290,859

Technology—0.6%
International Business Machines Corp.
5.375%, 2/01/09	2,869	2,876,755
Motorola, Inc.
8.00%, 11/01/11	3,240	2,931,510

		5,808,265

Transportation—Railroads—0.3%
Norfolk Southern Corp.
6.20%, 4/15/09	2,700	2,695,955

Transportation—Services—0.6%
FedEx Corp.
3.50%, 4/01/09	6,715	6,641,807

		72,360,421

Utility—1.3%
Electric—1.3%
Pacific Gas & Electric Co.
3.60%, 3/01/09	6,660	6,617,176
PPL Electric Utilities Corp.
6.25%, 8/15/09	6,380	6,365,779

		12,982,955

Total Corporates—Investment Grades (cost $235,313,757)		224,099,345

AGENCIES—18.9%
Agency Debentures—18.9%
Federal Home Loan Bank
2.375%, 4/30/10	5,000	5,026,210
Federal Home Loan Mortgage Corp.
2.875%, 4/30/10	31,900	32,238,012
4.125%, 9/27/13	9,947	10,389,791
4.25%, 7/15/09	37,895	38,561,611
5.75%, 3/15/09	3,505	3,554,077
Series 1
2.375%, 5/28/10	22,135	22,265,729
Federal National Mortgage Association
2.375%, 5/20/10	32,000	32,191,072
3.25%, 2/10/10	32,000	32,481,024
The Goldman Sachs Group, Inc.
3.25%, 6/15/12	10,295	10,339,371
JPMorgan Chase & Co.
3.125%, 12/01/11	10,270	10,306,459

Total Agencies (cost $194,765,234)		197,353,356

COMMERCIAL MORTGAGE-BACKED SECURITIES—8.5%
Non-Agency Fixed Rate CMBS—6.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	5,000	4,125,029
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	10,615	9,586,774

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,148,724
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	8,500	7,970,389
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A2
5.198%, 12/15/44	5,847	5,189,904
Series 2007-LD11, Class C
6.007%, 6/15/49	7,760	1,388,927
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	4,711,271
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class C
6.135%, 7/15/44	10,000	1,837,950
LB-UBS Commercial Mortgage Trust
Series 2002-C1, Class A
4 6.462%, 3/15/31	5,900	5,372,249
Series 2003-C5, Class A3
4.254%, 7/15/27	7,435	6,666,553
Series 2004-C7, Class A2
3.992%, 10/15/29	15,840	15,070,775
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	44	44,246
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class C
5.929%, 6/15/49	7,500	1,328,045

		68,440,836

Non-Agency Floating Rate CMBS—2.0%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
1.733%, 3/15/22 (a)(b)	2,500	1,816,708
Commercial Mortgage Pass-Through Certificates
Series 2005-F10A, Class A1
1.523%, 4/15/17 (a)(b)	420	344,667
Series 2005-FL11, Class D
1.763%, 11/15/17 (a)(b)	1,739	1,493,340
Series 2007-FL14, Class C
1.723%, 6/15/22 (a)(b)	3,874	2,267,391
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
1.893%, 10/15/21 (a)(b)	4,900	2,812,497
Series 2007-TFLA, Class A2
1.543%, 2/15/22 (a)(b)	8,000	5,088,703

Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2004-LLFA, Class C
1.733%, 10/15/17 (a)(b)	2,400	1,828,475
Morgan Stanley Capital I
Series 2005-XLF, Class G
1.793%, 8/15/19 (a)(b)	2,000	1,801,202
Series 2005-XLF, Class H
1.813%, 8/15/19 (a)(b)	1,000	900,831
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
1.823%, 9/15/21 (a)(b)	2,600	1,123,407
Series 2007-WHL8, Class E
1.823%, 6/15/20 (a)(b)	2,725	1,135,248

		20,612,469

Total Commercial Mortgage-Backed Securities (cost $127,581,169)		89,053,305

ASSET-BACKED SECURITIES—7.2%
Home Equity Loans—Floating Rate—3.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
1.755%, 12/25/33 (a)	18	13,878
BNC Mortgage Loan Trust
Series 2007-2, Class M5
2.295%, 5/25/37 (a)	1,200	63,960
Credit-Based Asset Servicing and Securitization LLC.
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)	1,621	1,467,110
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class A2
1.685%, 6/25/34 (a)	83	70,077
Home Equity Mortgage Trust
Series 2005-3, Class M1
1.935%, 11/25/35 (a)	307	280,195
Household Home Equity Loan Trust
Series 2006-1, Class M1
1.733%, 1/20/36 (a)	1,645	1,166,594
Series 2007-2, Class A2V
1.613%, 7/20/36 (a)	2,800	1,903,126
Indymac Residential Asset Backed Trust
Series 2007-B, Class 2A2
1.555%, 7/25/37 (a)	3,350	2,375,021
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
1.595%, 6/25/37 (a)(b)	3,700	1,720,500
Lehman XS Trust
Series 2005-2, Class 1M1
1.895%, 8/25/35 (a)(d)	5,000	462,500
Series 2006-1, Class 1M1
1.845%, 2/25/36 (a)(d)	4,000	449,886

Master Asset Backed Securities Trust
Series 2006-WMC1, Class A2
1.505%, 2/25/36 (a)	1,044	989,295
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
1.515%, 4/25/37 (a)	3,496	3,352,730
Series 2007-5, Class 2A1
2.095%, 10/25/37 (a)	3,769	3,301,944
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV2
1.525%, 6/25/37 (a)	3,100	2,239,266
Newcastle Mortgage Securities Trust
Series 2006-1, Class A2
1.515%, 3/25/36 (a)	2,376	2,275,303
Series 2007-1, Class 2A1
1.525%, 4/25/37 (a)	3,297	2,450,268
Novastar Home Loan Equity
Series 2007-2, Class M1
1.695%, 9/25/37 (a)	4,935	345,944
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
1.495%, 7/25/36 (a)	3,648	3,139,381
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (b)	1,608	1,586,570
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
1.525%, 7/25/37 (a)	4,185	2,851,684
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
1.845%, 6/25/36 (a)	2,000	816,457
Wells Fargo Home Equity Trust
Series 2006-1, Class A2
1.485%, 5/25/36 (a)	14	14,153

		33,335,842

Home Equity Loans—Fixed Rate—2.0%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,901	2,024,257
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF2
2.645%, 4/25/34	232	208,982

Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	3,329	877,202
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	1,379,230
Series 2005-CB4, Class AF2
4.751%, 8/25/35	1,407	1,118,314
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)	1,800	1,737,502
Series 2007-CB4, Class A2A
5.844%, 4/25/37	1,914	1,733,393
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (b)	5,500	2,685,612
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	466	444,810
Series 2006-5, Class A1
5.50%, 1/25/37	2,581	563,458
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	7,610	6,124,863
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (b)(e)	35	2,833
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (b)(f)	10,690	1,981,041

		20,881,497

Autos—Floating Rate—1.0%
Capital Auto Receivables Asset Trust
Series 2007-SN2, Class A2
2.203%, 1/15/10 (a)(b)	7,151	6,957,628
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
1.523%, 4/20/13 (a)	4,360	3,763,225

		10,720,853

Credit Cards—Fixed Rate—0.5%
MBNA Master Credit Card Trust
7.00%, 2/15/12	5,307	5,264,708

Credit Cards—Floating Rate—0.4%
Chase Issuance Trust
Series 2006-A1, Class A
1.463%, 4/15/13 (a)	4,000	3,590,400

Other ABS—Fixed Rate—0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (b)	1,600	1,200,000

Other ABS—Floating Rate—0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
2.495%, 2/25/47 (a)(b)	1,865	279,750

Total Asset-Backed Securities
(cost $113,560,434)		75,273,050

INFLATION-LINKED SECURITIES—4.8%
United States—4.8%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS)	18,496	17,681,434
3.875%, 1/15/09 (TIPS)	32,799	32,299,191

Total Inflation-Linked Securities (cost $53,045,234)		49,980,625

CMOS—4.6%
Agency Fixed Rate—1.4%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	7,200	7,282,486
Series 2006-50, Class PA
5.00%, 4/25/27	7,062	7,165,782

		14,448,268

Non-Agency Floating Rate—1.4%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
1.865%, 2/25/36 (a)	4,155	166,187
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
2.965%, 9/25/45 (a)	103	49,640
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.479%, 12/25/35 (a)	9	4,139
Series 2006-OA14, Class 3A1
3.329%, 11/25/46 (a)	2,150	1,075,088
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
1.875%, 2/25/35 (a)	141	35,267
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1, Class 1A1
1.705%, 8/25/35 (a)	123	66,796

Series 2007-OA4, Class 1A1A
1.585%, 8/25/47 (a)	2,808	978,362
Homebanc Mortgage Trust
Series 2005-4, Class A2
1.725%, 10/25/35 (a)	3,912	1,880,001
Lehman XS Trust
Series 2007-2N, Class M1
1.735%, 2/25/37 (a)	3,602	144,062
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
1.625%, 4/25/29 (a)	107	83,932
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
2.42%, 2/25/42 (a)(b)	3,533	3,374,407
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
1.653%, 7/20/36 (a)	3,452	2,007,913
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
1.625%, 5/25/35 (a)	194	73,640
Series 2005-9, Class 2A1
4.659%, 5/25/35 (a)	980	341,112
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
1.804%, 10/19/34 (a)	706	393,829
Washington Mutual Mortgage Pass Through
Series 2006-AR11, Class 1A
3.439%, 9/25/46 (a)	3,561	1,268,931
Series 2006-AR4, Class 1A1B
3.419%, 5/25/46 (a)	1,424	313,243
Series 2006-AR9, Class 1AB2
1.615%, 8/25/46 (a)	4,469	2,035,328

		14,291,877

Non-Agency Fixed Rate—0.7%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36	842	841,033
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	1,441	1,113,518
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	6,125	5,801,349

		7,755,900

Non-Agency ARMS—0.6%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
4.944%, 8/25/35 (g)	3,905	2,495,336
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.315%, 2/25/36 (g)	3,264	1,296,448
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.094%, 6/26/35 (b)	2,006	1,562,697
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.24%, 8/25/35 (g)	2,401	1,464,056

		6,818,537

Agency Floating Rate—0.5%
Federal National Mortgage Association
Series 2003-52, Class FV
2.395%, 5/25/31 (a)	3,042	3,026,913
Series 2003-W13, Class AV2
1.675%, 10/25/33 (a)	329	281,283
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
1.823%, 7/15/23 (a)	1,661	1,639,167

		4,947,363

Total CMOs
(cost $74,776,274)		48,261,945

GOVERNMENTS—TREASURIES—1.0%
United States—1.0%
U.S. Treasury Bonds
5.00%, 8/15/11
(cost $10,562,105)	9,685	10,754,137

	Shares
SHORT-TERM INVESTMENTS—0.7%
Investment Companies—0.7%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (h)
(cost $7,278,274)	7,278,274	7,278,274

Total Investments—100.6%
(cost $1,163,776,804)		1,051,277,077
Other assets less liabilities—(0.6)%		(6,753,693)

Net Assets—100.0%		$1,044,523,384

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	$27,000	7/01/10	3 Month LIBOR	3.563%	$758,432

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,188	March 2009	$256,203,070	$257,573,250	$1,370,180
Sold Contracts
U.S. T-Note 10 Yr Futures	287	March 2009	33,972,792	34,718,031	(745,239)

					$624,941

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate market value of these securities amounted to $43,701,009 or 4.2% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2008.

(d)	Illiquid security.

(e)	Fair valued.

(f)	IO—Interest Only

(g)	Variable rate coupon, rate shown as of November 30, 2008.

(h)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $1,155,000 has been segregated to collateralize margin requirements for the open futures contract at November 30, 2008.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the fund's total exposure to subprime investments was 7.06%. These investments are valued in accordance with the fund's Valuation Policies.

Glossary:

LIBOR—London Interbank Offered Rates

TIPS— Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities	Other Financial Instruments*
Level 1	$7,278,274	$624,941
Level 2	936,020,451	– 0	–
Level 3	107,978,352	758,432

Total	$1,051,277,077	$1,383,373

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 9/1/2008	$154,900,165		$139,482
Accrued discounts /premiums	7,186		—
Realized gain (loss)	(8,425,398)		—	*
Change in unrealized appreciation/depreciation	(25,512,655)		618,950
Net purchases (sales)	(12,990,946)		—
Net transfers in and/or out of Level 3	– 0	–	—

Balance as of 11/30/08	$107,978,352		$758,432

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08	$(31,879,941)		$618,950

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $0.

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES—INVESTMENT GRADES—38.0%
Financial Institutions—18.5%
Banking—10.5%
ANZ National International Ltd.
6.20%, 7/19/13 (a)	$1,890	$1,782,024
Bank of America Corp.
3.375%, 2/17/09	1,970	1,954,360
4.875%, 1/15/13	4,230	4,051,841
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	170	163,196
BankAmerica Capital II
Series 2
8.00%, 12/15/26	1,950	1,657,104
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)	961	758,293
The Bear Stearns Co., Inc.
5.55%, 1/22/17	5,410	4,775,548
7.625%, 12/07/09	4,078	4,091,873
Capital One Bank
4.25%, 12/01/08	1,515	1,515,000
5.00%, 6/15/09	4,275	4,046,796
6.50%, 6/13/13	2,990	2,574,133
Capital One Financial Corp.
5.50%, 6/01/15	484	409,712
6.75%, 9/15/17	383	344,237
Citigroup, Inc.
2.954%, 6/09/09 (c)	421	411,484
3.625%, 2/09/09	4,345	4,302,793
4.625%, 8/03/10	2,357	2,247,517
5.50%, 4/11/13	2,900	2,639,218
6.50%, 8/19/13	2,770	2,638,131
Compass Bank
5.50%, 4/01/20	4,989	3,984,505
Countrywide Financial Corp.
6.25%, 5/15/16	1,806	1,667,958
Series MTN
5.80%, 6/07/12	1,272	1,207,487
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	1,151	1,074,800
Deutsche Bank Ag London
5.00%, 10/12/10	4,225	4,201,099

The Goldman Sachs Group, Inc.
4.75%, 7/15/13	3,441	2,891,799
5.125%, 1/15/15	1,590	1,299,886
Huntington National Bank
4.375%, 1/15/10	517	479,505
JP Morgan Chase & Co.
6.75%, 2/01/11	6,200	6,234,565
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	733	538,724
KeyBank NA
7.00%, 2/01/11	3,140	2,953,855
Marshall & Ilsley Bank
5.00%, 1/17/17	3,700	2,423,689
Marshall & Ilsley Corp.
4.375%, 8/01/09	3,377	3,127,649
5.626%, 8/17/09	2,022	1,874,744
Morgan JP & Co., Inc.
6.25%, 1/15/09	3,759	3,759,898
Morgan Stanley
5.05%, 1/21/11	4,375	4,132,664
5.625%, 1/09/12	3,940	3,574,837
6.75%, 4/15/11	4,135	3,897,833
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (b)	770	558,658
National City Bank of Cleveland Ohio
6.25%, 3/15/11	4,245	3,969,572
National City Bank/Cleveland OH
6.20%, 12/15/11	4,225	3,910,457
RBS Capital Trust III
5.512%, 9/30/14 (b)	562	259,382
Regions Financial Corp.
6.375%, 5/15/12	4,250	3,708,287
Resona Bank Ltd.
5.85%, 4/15/16 (a)(b)	330	188,350
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)	619	311,334
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	2,824	2,821,074
SouthTrust Corp.
5.80%, 6/15/14	3,315	2,838,273
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	4,800	2,691,576
Suntrust Bank
Series CD
2.931%, 6/02/09 (c)	591	567,164
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	2,319	1,752,403
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	2,090,821

Union Bank of California
5.95%, 5/11/16	1,005	761,237
Union Planters Corp.
7.75%, 3/01/11	2,817	2,680,097
US Bancorp
5.30%, 4/28/09	4,260	4,261,815
Wachovia Corp.
5.35%, 3/15/11	2,205	2,085,996
5.50%, 5/01/13	4,155	3,937,569
5.625%, 12/15/08	1,324	1,321,571
Wells Fargo & Co.
4.20%, 1/15/10	1,808	1,798,761
Zions Banc Corp.
5.50%, 11/16/15	1,420	1,013,363

		133,216,517

Brokerage—1.2%
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	3,321	3,302,622
7.35%, 10/01/09	899	890,582
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	4,146	4,129,271
6.05%, 5/16/16	1,607	1,381,417
Series MTNC
4.125%, 1/15/09—9/10/09	2,833	2,787,596
Morgan Stanley
6.60%, 4/01/12	2,565	2,317,211

		14,808,699

Finance—3.2%
American Express Centurion
4.375%, 7/30/09	2,567	2,493,853
American Express Co.
4.75%, 6/17/09	1,922	1,884,986
American General Finance Corp.
4.625%, 5/15/09	2,620	2,180,189
Series MTNG
5.375%, 9/01/09	1,705	1,223,029
CIT Group, Inc.
5.85%, 9/15/16	4,960	2,916,197
General Electric Capital Corp.
4.00%, 2/17/09	880	877,305
4.375%, 11/21/11	3,613	3,468,505
4.80%, 5/01/13	8,840	8,423,450
Household Finance Corp.
4.125%, 12/15/08	1,555	1,551,518
HSBC Finance Corp.
7.00%, 5/15/12	2,095	2,014,387
International Lease Finance Corp.
5.65%, 6/01/14	524	338,470
6.375%, 3/15/09	4,190	3,939,317

SLM Corp.
Series MTN
5.125%, 8/27/12	1,145	862,825
Series MTNA
5.375%, 1/15/13—5/15/14	8,395	6,001,772
5.40%, 10/25/11	3,309	2,492,144

		40,667,947

Insurance—2.4%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	1,820	1,427,606
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09	1,884	1,872,355
Assurant, Inc.
5.625%, 2/15/14	1,028	765,773
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	1,656	1,662,008
GE Global Ins
7.00%, 2/15/26	3,065	2,683,607
Genworth Financial, Inc.
4.75%, 6/15/09	1,651	1,407,573
5.231%, 5/16/09	1,462	1,253,608
6.515%, 5/22/18	4,100	1,194,432
Humana, Inc.
6.30%, 8/01/18	1,094	837,728
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	2,683	2,307,587
Prudential Financial, Inc.
Series MTND
5.15%, 1/15/13	2,545	2,267,048
UnitedHealth Group, Inc.
4.125%, 8/15/09	1,589	1,551,616
5.25%, 3/15/11	4,300	3,962,454
WellPoint, Inc.
4.25%, 12/15/09	4,327	4,081,637
XL Capital Ltd.
5.25%, 9/15/14	4,520	2,847,862

		30,122,894

REITS—1.2%
ERP Operating LP
5.25%, 9/15/14	4,570	3,290,720
HCP, Inc.
6.00%, 1/30/17	4,630	2,615,204
Health Care REIT, Inc.
6.20%, 6/01/16	3,980	2,633,470
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	1,653,625
Simon Property Group LP
5.00%, 3/01/12	4,335	3,337,790
5.625%, 8/15/14	3,236	2,446,675

		15,977,484

		234,793,541

Industrial—16.8%
Basic—2.0%
Alcoa, Inc.
6.75%, 7/15/18	3,395	2,624,888
ArcelorMittal
6.125%, 6/01/18	4,330	2,993,792
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	3,132	3,092,697
Celulosa Arauco Y Constitucion
8.625%, 8/15/10	999	1,027,911
The Dow Chemical Co.
7.375%, 11/01/29	220	196,553
International Paper Co.
4.25%, 1/15/09	1,772	1,765,977
5.30%, 4/01/15	2,625	1,889,039
7.40%, 6/15/14	4,280	3,510,841
Lubrizol Corp.
4.625%, 10/01/09	805	758,777
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,217,267
PPG Industries, Inc.
5.75%, 3/15/13	3,190	3,078,388
United States Steel Corp.
5.65%, 6/01/13	3,901	2,872,342
7.00%, 2/01/18	1,260	794,223

		25,822,695

Capital Goods—1.6%
Caterpillar Financial Services
4.50%, 6/15/09	2,246	2,233,427
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)	1,449	1,181,833
Illinois Tool Works, Inc.
5.75%, 3/01/09	1,727	1,738,866
Lafarge SA
6.15%, 7/15/11	2,204	1,970,685
Masco Corp.
4.80%, 6/15/15	4,795	3,358,226
6.125%, 10/03/16	5,040	3,621,361
Mohawk Industries, Inc.
6.125%, 1/15/16	4,515	3,542,632
Tyco International Finance SA
6.00%, 11/15/13	1,250	1,082,419
Waste Management, Inc.
6.875%, 5/15/09	1,435	1,421,235

		20,150,684

Communications—Media—1.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	489	486,379

BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	3,710	3,076,072
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,746	2,851,897
Comcast Cable Communications, Inc.
6.875%, 6/15/09	1,463	1,453,517
Comcast Corp.
5.30%, 1/15/14	3,203	2,812,993
5.50%, 3/15/11	2,767	2,657,936
News America Holdings, Inc.
6.55%, 3/15/33	1,383	1,084,200
RR Donnelley & Sons Co.
4.95%, 4/01/14	710	505,442
Time Warner Entertainment Co.
8.375%, 3/15/23	4,950	4,608,192
WPP Finance Corp.
5.875%, 6/15/14	376	387,648

		19,924,276

Communications—Telecommunications—3.9%
AT&T Corp.
8.00%, 11/15/31	295	271,794
AT&T, Inc.
4.125%, 9/15/09	2,135	2,117,258
British Telecommunications PLC
8.625%, 12/15/10	4,581	4,573,368
Embarq Corp.
6.738%, 6/01/13	3,425	2,705,750
7.082%, 6/01/16	7,985	5,669,350
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	2,294	2,216,763
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,250	5,012,913
Qwest Corp.
7.50%, 10/01/14	3,270	2,517,900
7.875%, 9/01/11	3,735	3,081,375
8.875%, 3/15/12	2,780	2,293,500
Telecom Italia Capital SA
4.00%, 1/15/10	2,995	2,710,475
6.375%, 11/15/33	375	232,500
US Cellular Corp.
6.70%, 12/15/33	4,720	2,879,200
Verizon Communications, Inc.
4.90%, 9/15/15	2,540	2,185,764
5.25%, 4/15/13	2,310	2,147,466
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	2,259	2,119,441
Vodafone Group PLC
5.50%, 6/15/11	3,015	2,911,432
7.75%, 2/15/10	4,075	4,064,527

		49,710,776

Consumer Cyclical—Other—1.5%
Marriott International, Inc.
Series J
5.625%, 2/15/13	4,120	3,177,241
MDC Holdings, Inc.
5.50%, 5/15/13	4,540	3,757,340
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	4,520	3,164,000
7.375%, 11/15/15	3,621	2,643,330
7.875%, 5/01/12	3,776	3,020,800
Wyndham Worldwide Corp.
6.00%, 12/01/16	4,535	3,173,394

		18,936,105

Consumer Non-Cyclical—2.8%
Abbott Laboratories
3.50%, 2/17/09	2,124	2,125,132
Baxter FinCo BV
4.75%, 10/15/10	3,753	3,726,185
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,711	1,181,581
5.875%, 5/15/13	2,720	2,189,856
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,229,645
ConAgra Foods, Inc.
7.875%, 9/15/10	641	650,857
Fisher Scientific International, Inc.
6.125%, 7/01/15	5,151	4,404,105
6.75%, 8/15/14	1,166	1,029,982
Fortune Brands, Inc.
4.875%, 12/01/13	2,016	1,719,837
Kraft Foods, Inc.
4.125%, 11/12/09	3,245	3,208,757
5.25%, 10/01/13	4,355	4,114,861
The Kroger Co.
6.80%, 12/15/18	2,175	2,052,832
Reynolds American, Inc.
7.25%, 6/01/13	3,730	3,238,274
Safeway, Inc.
6.50%, 3/01/11	453	445,727
Wyeth
5.50%, 2/01/14	2,212	2,127,431

		35,445,062

Energy—1.5%
Amerada Hess Corp.
7.875%, 10/01/29	3,628	3,240,073
Canadian Natural Resources Ltd.
5.15%, 2/01/13	1,220	1,102,747
ConocoPhillips
6.375%, 3/30/09	1,854	1,861,696
Gaz Capital SA
6.212%, 11/22/16 (a)	7,890	4,698,890

The Premcor Refining Group, Inc.
7.50%, 6/15/15	2,115	2,047,028
Statoilhydro Asa
6.36%, 1/15/09	1,248	1,254,317
Valero Energy Corp.
6.875%, 4/15/12	3,943	3,859,740
Weatherford International Ltd.
5.15%, 3/15/13	1,600	1,413,286

		19,477,777

Technology—1.7%
Computer Sciences Corp.
5.50%, 3/15/13 (a)	2,290	2,009,903
Electronic Data Systems Corp.
7.45%, 10/15/29	1,555	1,527,383
Series B
6.00%, 8/01/13	5,930	5,917,535
International Business Machines Corp.
4.375%, 6/01/09	455	454,915
5.375%, 2/01/09	1,891	1,896,112
Motorola, Inc.
6.50%, 9/01/25	1,800	1,171,635
7.50%, 5/15/25	290	243,175
7.625%, 11/15/10	146	135,252
Oracle Corp.
4.95%, 4/15/13	1,955	1,924,780
Xerox Capital Trust I
8.00%, 2/01/27	4,410	3,236,878
Xerox Corp.
9.75%, 1/15/09	2,738	2,719,976

		21,237,544

Transportation—Railroads—0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18	935	812,713
Norfolk Southern Corp.
6.20%, 4/15/09	1,770	1,767,349

		2,580,062

		213,284,981

Utility—2.7%
Electric—1.7%
Carolina Power & Light Co.
6.50%, 7/15/12	4,720	4,586,542
Exelon Corp.
6.75%, 5/01/11	1,295	1,242,278
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,300	1,220,378
Series C
7.375%, 11/15/31	2,291	1,884,164
FPL Group Capital, Inc.
5.625%, 9/01/11	2,855	2,852,785

MidAmerican Energy Holdings Co.
5.875%, 10/01/12	2,638	2,569,438
Nisource Finance Corp.
6.80%, 1/15/19	4,345	3,167,449
7.875%, 11/15/10	1,656	1,490,552
Pacific Gas & Electric Co.
4.80%, 3/01/14	1,700	1,568,573
SPI Electricity & Gas Australia Holdings
Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,428,668

		22,010,827

Natural Gas—0.8%
Duke Energy Field Services Corp.
7.875%, 8/16/10	506	489,703
Energy Transfer Partners LP
6.70%, 7/01/18	3,640	3,015,813
7.50%, 7/01/38	4,135	3,158,420
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	1,278	1,086,010
Williams Cos, Inc.
7.125%, 9/01/11	2,285	1,976,525

		9,726,471

Other Utility—0.2%
Veolia Environnement
6.00%, 6/01/18	2,785	2,392,763

		34,130,061

Total Corporates—Investment Grades (cost $560,681,413)		482,208,583

MORTGAGE PASS-THRU’S—28.9%
Agency Fixed Rate 30-Year—28.3%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35—10/01/35	14,981	14,710,662
Series 2006
4.50%, 1/01/36—5/01/36	186	182,757
7.00%, 8/01/36—10/01/36	1,256	1,298,213
Series 2007
5.50%, 7/01/35	5,754	5,861,973
7.00%, 2/01/37	12,195	12,603,036
Series 2008
6.50%, 5/01/35	5,748	5,963,291
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	15,805	15,945,810
5.50%, 4/01/33—7/01/33	21,427	21,828,350
Series 2004
5.50%, 4/01/34—11/01/34	16,353	16,652,377
Series 2005
4.50%, 8/01/35—10/01/35	24,670	24,323,996
5.50%, 2/01/35	3,943	4,016,766
6.00%, 4/01/35	12,788	13,103,323

Series 2006
5.00%, 1/01/36—2/01/36	20,419	20,575,669
5.50%, 4/01/36	43,329	44,100,326
6.50%, 9/01/36	32,392	33,338,949
Series 2007
4.50%, 9/01/35—8/01/37	14,292	14,108,186
5.00%, 7/01/36	6,351	6,403,761
5.50%, 11/01/36—8/01/37	50,382	51,305,326
Series 2008
5.50%, 3/01/37	51,758	52,678,884

		359,001,655

Agency ARMS—0.6%
Federal Home Loan Mortgage Corp.
Series 2006
5.82%, 12/01/36 (c)	1,749	1,769,488
Series 2007
5.977%, 2/01/37 (c)	5,738	5,786,990

		7,556,478

Total Mortgage Pass-Thru’s
(cost $355,826,079)		366,558,133

COMMERCIAL MORTGAGE-BACKED SECURITIES—13.8%
Non-Agency Fixed Rate CMBS—13.7%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	822	750,764
Series 2004-4, Class A3
4.128%, 7/10/42	1,035	1,000,095
Series 2004-6, Class A2
4.161%, 12/10/42	3,784	3,586,075
Series 2006-5, Class A4
5.414%, 9/10/47	7,680	5,220,974
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41	2,500	1,817,371
Series 2005-T18, Class A4
4.933%, 2/13/42	4,235	3,279,443
Series 2006-PW12, Class A4
5.902%, 9/11/38	2,285	1,691,572
Series 2007-PW18, Class A4
5.70%, 6/11/50	8,425	5,697,552
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.299%, 12/10/49	8,585	5,718,999
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	2,027,873
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	97	93,038

Series 2004-C1, Class A4
4.75%, 1/15/37	1,815	1,440,806
Series 2005-C1, Class A4
5.014%, 2/15/38	1,516	1,138,780
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	4,389,156
Series 2006-C5, Class A3
5.311%, 12/15/39	4,500	2,748,015
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	3,265	2,967,447
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	1,102	869,719
Series 2005-GG3, Class A2
4.305%, 8/10/42	1,823	1,709,414
Series 2007-GG9, Class A4
5.444%, 3/10/39	9,020	5,819,451
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A2
5.479%, 11/10/39	8,400	6,991,229
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	1,720	1,512,410
Series 2005-LDP1, Class A4
5.038%, 3/15/46	1,846	1,314,608
Series 2005-LDP3, Class A2
4.851%, 8/15/42	2,810	2,529,884
Series 2005-LDP4, Class A2
4.79%, 10/15/42	1,316	1,188,008
Series 2006-CB14, Class A4
5.481%, 12/12/44	4,158	2,741,752
Series 2006-CB15, Class A4
5.814%, 6/12/43	7,100	4,715,876
Series 2006-CB17, Class A4
5.429%, 12/12/43	8,580	5,426,287
Series 2007-LD11, Class A2
5.992%, 6/15/49	9,010	7,120,765
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	4,900	3,855,613
Series 2004-C2, Class A4
4.367%, 3/15/36	7,760	5,892,364
Series 2004-C4, Class A4
5.399%, 6/15/29	6,015	4,802,078
Series 2004-C8, Class A2
4.201%, 12/15/29	1,084	1,032,397
Series 2005-C1, Class A4
4.742%, 2/15/30	4,209	3,124,044

Series 2005-C7, Class A4
5.197%, 11/15/30	2,380	1,766,072
Series 2006-C1, Class A4
5.156%, 2/15/31	6,557	4,504,216
Series 2006-C6, Class A4
5.372%, 9/15/39	8,090	5,442,194
Series 2007-C1, Class A4
5.424%, 2/15/40	5,725	3,668,526
Series 2008-C1, Class A2
6.317%, 4/15/41	4,785	3,125,502
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.415%, 11/12/37	2,100	1,554,527
Series 2005-MKB2, Class A2
4.806%, 9/12/42	2,230	2,096,572
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A2
5.439%, 2/12/39	5,385	4,660,530
Series 2006-2, Class A4
6.104%, 6/12/46	3,075	2,184,448
Series 2007-9, Class A4
5.70%, 9/12/49	8,644	5,537,356
Morgan Stanley Capital
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,155	5,134,916
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	6,500	5,630,335
Series 2005-HQ5, Class A4
5.168%, 1/14/42	5,186	3,946,612
Series 2007-IQ15, Class A4
6.077%, 6/11/49	4,030	2,651,820
Series 2007-T27, Class A4
5.803%, 6/13/42	9,860	6,475,342
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	8,565	5,354,726
Series 2007-C32, Class A3
5.929%, 6/15/49	8,610	5,440,636

		173,388,189

Non-Agency Floating Rate CMBS—0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.618%, 3/06/20 (a)(c)	1,855	1,082,522

Total Commercial Mortgage-Backed Securities (cost $240,642,065)		174,470,711

GOVERNMENTS—TREASURIES—5.2%
United States—5.2%
U.S. Treasury Bonds
4.50%, 2/15/36	23,638	27,401,271
8.75%, 5/15/17	22,325	31,561,969
U.S. Treasury Notes
3.625%, 12/31/12	6,850	7,487,906

Total Governments—Treasuries (cost $59,648,889)		66,451,146

AGENCIES—3.6%
Agency Debentures—3.6%
Federal Home Loan Mortgage Corp.
5.50%, 8/23/17	1,540	1,688,847
Federal National Mortgage Association
5.00%, 2/13/17	24,680	26,085,131
6.25%, 5/15/29	13,395	16,075,246
6.625%, 11/15/30	1,710	2,144,236

Total Agencies (cost $44,620,013)		45,993,460

INFLATION-LINKED SECURITIES—2.4%
United States—2.4%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $34,661,277)	31,724	30,325,987

GOVERNMENTS—SOVEREIGN BONDS—1.7%
Brazil—0.7%
Republic of Brazil
8.25%, 1/20/34	8,475	8,856,375

Peru—0.6%
Republic of Peru
8.375%, 5/03/16	1,995	2,039,888
9.875%, 2/06/15	4,245	4,616,437

		6,656,325

Russia—0.4%
Russian Federation
7.50%, 3/31/30 (a)	6,469	5,369,253

Total Governments—Sovereign Bonds (cost $22,864,474)		20,881,953

CMOS—1.3%
Non-Agency ARMS—0.8%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.315%, 2/25/36 (b)	3,471	1,378,658
Series 2006-3, Class 22A1
6.089%, 5/25/36 (b)	1,585	621,421
Series 2007-1, Class 21A1
5.717%, 1/25/47 (b)	2,293	895,615
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.117%, 5/25/35 (b)	4,017	2,607,036
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	4,167	2,378,773

Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.174%, 5/25/36 (b)	1,983	806,121
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.24%, 8/25/35 (b)	2,506	1,528,342

		10,215,966

Non-Agency Floating Rate—0.3%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.479%, 12/25/35 (c)	1,523	700,334
Series 2006-OA14, Class 3A1
3.329%, 11/25/46 (c)	4,869	2,434,695
Countrywide Home Loan
Series 2004-25, Class M1
1.925%, 2/25/35 (c)(d)	2,996	235,943
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1
1.505%, 3/25/36 (c)	273	266,833

		3,637,805

Non-Agency Fixed Rate—0.2%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.094%, 6/26/35 (a)	2,503	1,949,997

Agency Floating Rate—0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
3.411%, 5/28/35 (c)	392	333,021

Total CMOs (cost $32,484,988)		16,136,789

QUASI-SOVEREIGNS—0.8%
Quasi-Sovereign Bonds—0.8%
Russia—0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	4,470	2,190,300
7.75%, 5/29/18 (a)	13,270	7,847,878

Total Quasi-Sovereigns (cost $17,173,119)		10,038,178

ASSET-BACKED SECURITIES—0.8%
Home Equity Loans—Floating Rate—0.6%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
4.384%, 12/25/32 (c)	847	764,458
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
1.665%, 5/25/37 (c)	3,715	357,012
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
1.565%, 12/25/35 (c)	650	631,559

HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
1.713%, 1/20/35 (c)	1,006	686,808
Lehman XS Trust
Series 2005-4, Class 1M1
1.895%, 10/25/35 (c)(d)	4,865	486,500
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
1.515%, 4/25/37 (c)	3,190	3,059,925
Option One Mortgage Loan Trust
Series 2006-3, Class M1
1.625%, 2/25/37 (c)	1,785	126,378
RAAC Series
Series 2006-SP3, Class A1
1.475%, 8/25/36 (c)	505	463,201
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
1.565%, 3/25/35 (c)	245	210,847
Series 2005-RZ1, Class A2
1.595%, 4/25/35 (c)	562	403,201
Wells Fargo Home Equity Trust
Series 2006-1, Class A2
1.485%, 5/25/36 (c)	35	35,383

		7,225,272

Home Equity Loans—Fixed Rate—0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	784	508,583
Credit-Based Asset Servicing & Securitization LLC.
Series 2005-CB7, Class AF2
5.147%, 11/25/35	233	230,077
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	277	264,585
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	259	256,294

		1,259,539

Other ABS—Fixed Rate—0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,000	750,000

Other ABS—Floating Rate—0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
2.495%, 2/25/47 (a)(c)	2,220	333,000

SLM Student Loan Trust
Series 2003-C, Class A1
2.919%, 9/15/16 (c)	323	310,374

		643,374

Total Asset-Backed Securities (cost $22,407,578)		9,878,185

GOVERNMENTS—SOVEREIGN AGENCIES—0.6%
Germany—0.5%
Landwirtschaftliche Rentenbank
5.125%, 3/14/16—2/01/17	5,490	6,052,157

South Korea—0.1%
Korea Development Bank
4.625%, 9/16/10	1,335	1,246,959

Total Governments—Sovereign Agencies (cost $7,011,278)		7,299,116

SUPRANATIONALS—0.4%
European Investment Bank
4.875%, 2/15/36	1,970	2,100,217
International Bank for Reconstruction & Development
9.25%, 7/15/17	2,340	3,275,228

Total Supranationals (cost $5,138,478)		5,375,445

CORPORATES—NON-INVESTMENT GRADES—0.1%
Industrial—0.1%
Basic—0.0%
Westvaco Corp.
8.20%, 1/15/30	670	528,754

Transportation—Airlines—0.1%
United Air Lines, Inc.
6.636%, 7/02/22	1,760	985,711

Total Corporates—Non-Investment Grades (cost $2,463,085)		1,514,465

	Shares
SHORT-TERM INVESTMENTS—1.3%
Investment Companies—1.3%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (e) (cost $16,898,545)	16,898,545	16,898,545

Total Investments—98.9%
(cost $1,422,521,281)		1,254,030,696
Other assets less liabilities—1.1%		13,831,121

Net Assets—100.0%		$1,267,861,817

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$11,500	9/17/13	3 Month LIBOR	3.565%	$444,525

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate market value of these securities amounted to $43,187,125 or 3.4% of net assets.

(b)	Variable rate coupon, rate shown as of November 30, 2008.

(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2008.

(d)	Illiquid security.

(e)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the fund’s total exposure to subprime investments was 1.46%. These investments are valued in accordance with the fund’s Valuation Policies.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Glossary:

ABS— Asset Backed Securities

ARMs—Adjustable Rate Mortgages

CMOs— Collateralized Mortgage Obligations

LIBOR— London Interbank Offered Rates

OJSC— Open Joint Stock Company

REITs— Real Estate Investment Trusts

TIPS— Treasury Inflation Protected Security

Country Breakdown *

November 30, 2008 (unaudited)

Summary

90.5%	United States
1.8%	United Kingdom
1.2%	Russia
0.8%	Germany
0.7%	Brazil
0.7%	Luxembourg
0.5%	Peru
0.4%	Supranational
0.4%	Australia
0.4%	France
0.2%	Italy
0.2%	Canada
0.1%	New Zealand
0.7%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: Bermuda, Cayman Islands, Chile, Hong Kong, Japan, Norway, South Korea and Switzerland.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities	Other Financial Instruments*
Level 1	$16,898,545	$	– 0	–
Level 2	1,197,068,623		– 0	–
Level 3	40,063,528		444,425

Total	$1,254,030,696		$444,425

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 9/1/2008	$63,049,536	$3,084,601
Accrued discounts /premiums	6,163	– 0	–
Realized gain (loss)	22,532	7,377,760	*
Change in unrealized appreciation/depreciation	(10,029,437)	(2,640,076)
Net purchases (sales)	2,283,065	(7,377,760)
Net transfers in and/or out of Level 3	(15,268,331)	– 0	–

Balance as of 11/30/08	$40,063,528	$444,525

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08	$(10,029,437)	$444,525

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $7,377,760.

AllianceBernstein Pooling Portfolios

Inflation Protected Securities Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 98.8%
United States - 98.8%
U.S. Treasury Notes
0.875%, 4/15/10 (TIPS)	$18,040	$16,772,839
1.625%, 1/15/15 - 1/15/18 (TIPS)	111,482	98,170,406
1.875%, 7/15/13 - 7/15/15 (TIPS)	103,298	92,777,848
2.00%, 7/15/14 - 1/15/26 (TIPS)	100,864	89,367,407
2.375%, 1/15/17 (TIPS)	58,945	54,141,733
3.00%, 7/15/12 (TIPS)	69,203	66,154,157
3.375%, 1/15/12 (TIPS)	74,560	72,241,454
3.50%, 1/15/11 (TIPS)	43,326	41,691,422
4.25%, 1/15/10 (TIPS)	17,296	16,921,552

Total Inflation-Linked Securities (cost $599,033,932)		548,238,818

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (a) (cost $1,460,160)	1,460,160	1,460,160

Total Investments - 99.1% (cost $600,494,092)		549,698,978
Other assets less liabilities - 0.9%		5,183,579

Net Assets - 100.0%		$554,882,557

(a)	Investment in affiliated money market mutual fund.

Glossary:

TIPS	-	Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,460,160		$	– 0	–
Level 2	548,238,818			– 0	–
Level 3	– 0	–		– 0	–

Total	$549,698,978		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 71.2%
Industrial - 54.5%
Basic - 4.7%
Arch Western Finance LLC
6.75%, 7/01/13 (a)	$670	$539,350
Bowater Canada Finance Corp.
7.95%, 11/15/11 (a)	3,630	798,600
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)	1,938	717,060
Domtar Corp.
7.125%, 8/15/15 (a)	2,500	1,700,000
Evraz Group SA
8.25%, 11/10/15 (a)(b)	1,369	602,360
8.875%, 4/24/13 (a)(b)	200	88,000
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	905	687,800
7.125%, 1/15/17 (a)(b)	1,095	804,825
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
6.649%, 11/15/14 (a)(c)	525	257,250
9.75%, 11/15/14 (a)	525	273,000
Huntsman International LLC
7.875%, 11/15/14 (a)	975	643,500
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	1,575	279,563
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)	630	176,400
LyondellBasell Industries AF SCA
8.375%, 8/15/15 (a)(b)	3,170	483,425
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(d)	835	246,325
NewMarket Corp.
7.125%, 12/15/16 (a)	615	479,700
NewPage Corp.
10.00%, 5/01/12 (a)	797	430,380
Novelis, Inc.
7.25%, 2/15/15 (a)	4,070	2,360,600

Peabody Energy Corp.
5.875%, 4/15/16 (a)	900	693,000
7.375%, 11/01/16 (a)	1,095	941,700
Series B
6.875%, 3/15/13 (a)	1,815	1,542,750
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (a)	2,650	702,250
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)	1,100	473,000
Steel Dynamics Inc.
7.75%, 4/15/16 (a)(b)	775	472,750
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)	2,600	1,456,000

		17,849,588

Capital Goods - 6.6%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	270	148,500
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	1,603	1,494,798
6.875%, 6/01/17 (a)	1,430	1,244,100
Series B
7.125%, 5/15/16 (a)	2,053	1,806,640
7.375%, 4/15/14 (a)	655	592,775
Associated Materials, Inc.
11.25%, 3/01/14 (a)(e)	1,635	833,850
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	1,260	667,800
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	3,015	2,276,325
8.00%, 11/15/14 (a)(b)	2,120	1,780,800
Case Corp.
7.25%, 1/15/16 (a)	2,935	1,966,450
Case New Holland, Inc.
7.125%, 3/01/14 (a)	2,990	2,137,850
Crown Americas
7.625%, 11/15/13 (a)	1,500	1,387,500
L-3 Communications Corp.
5.875%, 1/15/15 (a)	1,828	1,480,680
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	2,530	2,201,100
Owens Corning, Inc.
6.50%, 12/01/16 (a)	1,210	901,160
7.00%, 12/01/36 (a)	1,555	1,017,747
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)	990	678,150
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (f)(g)(h)	453	56,691

Sequa Corp.
11.75%, 12/01/15 (a)(b)		590	259,600
Terex Corp.
8.00%, 11/15/17 (a)		786	561,990
United Rentals North America, Inc.
6.50%, 2/15/12 (a)		640	448,000

7.75%, 11/15/13 (a)		2,075	1,245,000

			25,187,506
Communications - Media - 8.0%
Allbritton Communications Co.
7.75%, 12/15/12 (a)		1,351	783,580
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)		520	369,200
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)		2,387	1,957,340
CCH I Holdings LLC
11.75%, 5/15/14 (a)(i)		9,037	1,174,810
CCH I LLC
11.00%, 10/01/15 (a)		2,200	583,000
Central European Media Enterprises Ltd.
8.25%, 5/15/12 (a)(b)	EUR	398	338,671
Charter Communications Operations LLC
8.00%, 4/30/12 (a)(b)		$1,800	1,282,500
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)		5,809	871,350
5.75%, 1/15/13 (a)		1,641	229,740
CSC Holdings, Inc.
6.75%, 4/15/12 (a)		2,565	2,148,187
7.625%, 7/15/18 (a)		1,535	1,074,500
7.875%, 2/15/18 (a)		640	451,200
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)		444	275,280
DirecTV Holdings LLC
6.375%, 6/15/15 (a)		3,811	3,096,438
Echostar DBS Corp.
6.375%, 10/01/11 (a)		1,080	918,000
6.625%, 10/01/14 (a)		1,470	1,051,050
7.125%, 2/01/16 (a)		1,650	1,171,500
Idearc, Inc.
8.00%, 11/15/16 (a)		7,690	634,425
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		2,812	2,263,660
Lamar Media Corp.
6.625%, 8/15/15 (a)		890	645,250

Liberty Media Corp.
5.70%, 5/15/13 (a)	545	365,665
8.25%, 2/01/30 (a)	530	318,000
LIN Television Corp.
6.50%, 5/15/13 (a)	725	337,125
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (a)(e)	755	279,350
Quebecor Media, Inc.
7.75%, 3/15/16 (a)	3,255	2,180,850
Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)	1,224	1,077,120
10.375%, 9/01/14 (a)(b)	473	409,145
RH Donnelley Corp.
8.875%, 10/15/17 (a)	6,350	825,500
Series A-1
6.875%, 1/15/13 (a)	705	91,650
Series A-2
6.875%, 1/15/13 (a)	2,248	292,240
Series A-3
8.875%, 1/15/16 (a)	2,740	356,200
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	545	133,525
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(b)	316	134,300
Univision Communications, Inc.
7.85%, 7/15/11 (a)	1,190	678,300
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	982	353,520
WMG Holdings Corp.
9.50%, 12/15/14 (a)(e)	3,196	1,230,460

		30,382,631

Communications - Telecommunications - 6.9%
Alltel Corp.
7.875%, 7/01/32 (a)	2,750	2,351,250
American Tower Corp.
7.00%, 10/15/17 (a)(b)	310	266,600
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	2,085	1,654,969
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	2,227	1,647,980
Fairpoint Communications, Inc.
13.125%, 4/01/18 (a)(b)	1,885	961,350
Frontier Communications Corp.
6.25%, 1/15/13 (a)	1,977	1,547,003
Inmarsat Finance PLC
7.625%, 6/30/12 (a)	1,835	1,614,800
10.375%, 11/15/12 (a)(e)	1,037	909,967

Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	2,360	1,138,700
9.25%, 11/01/14 (a)	1,200	630,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	2,858	2,000,600
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	4,450	1,780,000
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	4,029	3,102,330
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	350	227,500
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,815	1,869,350
8.75%, 3/15/32 (a)	1,180	613,600
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	740	584,600
Vip Finance
8.375%, 4/30/13 (a)(b)	2,060	1,133,000
Windstream Corp.
8.125%, 8/01/13 (a)	1,464	1,207,800
8.625%, 8/01/16 (a)	1,560	1,216,800

		26,458,199

Consumer Cyclical - Automotive - 3.6%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	45	27,000
Allison Transmission, Inc.
11.00%, 11/01/15 (a)(b)	560	274,400
Ford Motor Co.
7.45%, 7/16/31 (a)	5,020	1,255,000
Ford Motor Credit Co.
7.00%, 10/01/13 (a)	4,474	1,882,695
7.569%, 1/13/12 (a)(c)	2,785	1,225,400
8.00%, 12/15/16 (a)	2,145	903,961
General Motors Corp.
8.25%, 7/15/23 (a)	4,155	831,000
8.375%, 7/15/33 (a)	6,705	1,475,100
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	550	410,437
9.00%, 7/01/15 (a)	1,307	973,715
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	1,436	545,680
Lear Corp.
Series B
5.75%, 8/01/14 (a)	1,835	522,975
8.50%, 12/01/13 (a)	370	85,100
8.75%, 12/01/16 (a)	3,010	647,150

Tenneco, Inc.
8.625%, 11/15/14 (a)	465	172,050
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	5,330	2,451,800
Visteon Corp.
7.00%, 3/10/14 (a)	1,795	188,475

		13,871,938

Consumer Cyclical - Other - 5.3%
Beazer Homes USA, Inc.
8.375%, 4/15/12 (a)	1,500	705,000
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	737	608,025
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	642	192,600
DR Horton, Inc.
4.875%, 1/15/10 (a)	250	228,750
6.50%, 4/15/16 (a)	905	570,150
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,307	776,031
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)(h)	850	174,250
Harrah’s Operating Co., Inc.
5.75%, 10/01/17 (a)	514	71,960
6.50%, 6/01/16 (a)	5,352	749,280
10.75%, 2/01/16 (a)(b)	5,146	1,144,985
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	385	265,650
Series Q
6.75%, 6/01/16 (a)	2,935	1,951,775
KB Home
6.375%, 8/15/11 (a)	600	444,000
Lennar Corp.
Series B
5.60%, 5/31/15 (a)	1,135	598,713
Levi Strauss & Co.
8.875%, 4/01/16 (a)	742	415,520
MGM Mirage
6.625%, 7/15/15 (a)	3,952	2,084,680
7.625%, 1/15/17 (a)	2,080	1,071,200
8.375%, 2/01/11 (a)	1,905	919,162
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,245	703,425
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	1,496	1,346,400
Six Flags, Inc.
9.625%, 6/01/14 (a)	763	106,820

Station Casinos, Inc.
6.625%, 3/15/18 (a)	3,610	324,900
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (a)	2,025	293,625
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)	1,097	910,510
Universal City Development Partners
11.75%, 4/01/10 (a)	610	396,500
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	630	289,800
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	1,597	335,370
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	3,435	2,430,263

		20,109,344

Consumer Cyclical - Restaurants - 0.1%
OSI Restaurant Partners, Inc.
10.00%, 6/15/15 (a)	1,065	213,000
Sbarro, Inc.
10.375%, 2/01/15 (a)	415	232,400

		445,400

Consumer Cyclical - Retailers - 1.4%
Autonation, Inc.
6.753%, 4/15/13 (a)(c)	175	111,125
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	555	138,750
Couche-Tard US/Finance
7.50%, 12/15/13 (a)	1,006	762,045
Dollar General Corp.
10.625%, 7/15/15 (a)	510	459,000
GSC Holdings Corp.
8.00%, 10/01/12 (a)	1,290	1,122,300
Limited Brands, Inc.
5.25%, 11/01/14 (a)	2,028	1,163,093
6.90%, 7/15/17 (a)	845	483,531
Michaels Stores, Inc.
10.00%, 11/01/14 (a)	1,345	423,675
11.375%, 11/01/16 (a)	1,165	256,300
Rite Aid Corp.
6.875%, 8/15/13 (a)	2,080	520,000

		5,439,819

Consumer Non-Cyclical - 6.3%
Aramark Corp.
8.50%, 2/01/15 (a)	1,710	1,419,300
Bausch & Lomb, Inc.
9.875%, 11/01/15 (a)(b)	740	569,800

Biomet, Inc.
11.625%, 10/15/17 (a)		1,220	915,000
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (a)		1,240	409,200
Central European Distribution Corp.
8.00%, 7/25/12 (a)(b)	EUR	173	153,625
Community Health Systems, Inc.
8.875%, 7/15/15 (a)		$2,266	1,818,465
DaVita, Inc.
7.25%, 3/15/15 (a)		1,219	1,054,435
Dean Foods Co.
7.00%, 6/01/16 (a)		921	716,078
Del Monte Corp.
6.75%, 2/15/15 (a)		395	321,925
Dole Food Co., Inc.
8.875%, 3/15/11 (a)		366	237,900
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)		2,825	1,695,000
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)		670	569,500
HCA, Inc.
6.375%, 1/15/15 (a)		4,848	2,787,600
6.50%, 2/15/16 (a)		1,520	851,200
6.75%, 7/15/13 (a)		1,650	1,056,000
9.25%, 11/15/16 (a)		1,000	812,500
9.625%, 11/15/16 (a)(d)		2,665	1,918,800
Healthsouth Corp.
10.75%, 6/15/16 (a)		580	513,300
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)		1,174	892,240
New Albertsons, Inc.
7.45%, 8/01/29 (a)		2,220	1,522,571
Select Medical Corp.
7.625%, 2/01/15 (a)		910	536,900
Stater Brothers Holdings
8.125%, 6/15/12 (a)		594	516,780
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)		1,175	810,750
9.25%, 2/01/15 (a)		730	525,600
9.875%, 7/01/14 (a)		195	140,400
Universal Hospital Services, Inc.
5.943%, 6/01/15 (a)(c)		895	581,750
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)		567	170,100
Visant Corp.
7.625%, 10/01/12 (a)		883	706,400

			24,223,119

Energy - 5.5%
Chesapeake Energy Corp.
6.50%, 8/15/17 (a)	3,850	2,627,625
6.625%, 1/15/16 (a)	2,195	1,531,013
6.875%, 1/15/16 (a)	270	190,350
7.50%, 9/15/13 (a)	805	639,975
CIE Generale De Geophysique
7.50%, 5/15/15 (a)	1,285	835,250
7.75%, 5/15/17 (a)	195	119,681
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	1,325	834,750
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13 (a)	1,145	515,250
Forest Oil Corp.
7.25%, 6/15/19 (a)	2,790	1,911,150
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)	1,425	1,018,875
Newfield Exploration Co.
7.125%, 5/15/18 (a)	1,635	1,160,850
OPTI Canada, Inc.
8.25%, 12/15/14 (a)	313	122,070
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	2,806	2,146,590
Pioneer Natural Resources Co.
5.875%, 7/15/16 (a)	1,495	1,019,104
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)	2,615	1,895,875
Pride International, Inc.
7.375%, 7/15/14 (a)	634	540,485
Range Resources Corp.
7.50%, 5/15/16 (a)	940	780,200
Southwestern Energy Co.
7.50%, 2/01/18 (a)(b)	1,025	866,125
Tesoro Corp.
6.25%, 11/01/12 (a)	1,180	826,000
6.50%, 6/01/17 (a)	2,160	1,263,600

		20,844,818

Other Industrial - 0.6%
Noble Group Ltd.
6.625%, 3/17/15 (a)(b)	2,000	1,200,000
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	1,105	773,500
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)	655	510,900

		2,484,400

Services - 1.2%
Expedia, Inc.
8.50%, 7/01/16 (a)(b)	1,070	652,700
Realogy Corp.
10.50%, 4/15/14 (a)	2,530	442,750
Service Corp. International
6.75%, 4/01/16 (a)	3,825	2,887,875
Ticketmaster Entertainment, Inc.
10.75%, 8/01/16 (a)(b)	510	255,000
Travelport LLC
9.875%, 9/01/14 (a)	535	187,250
West Corp.
9.50%, 10/15/14 (a)	500	265,000

		4,690,575

Technology - 3.2%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	2,210	1,292,850
Avago Technologies Finance
10.125%, 12/01/13 (a)	755	612,494
CA, Inc.
4.75%, 12/01/09 (a)	965	899,862
First Data Corp.
9.875%, 9/24/15 (a)	1,341	771,075
Flextronics International Ltd.
6.50%, 5/15/13 (a)	1,418	1,106,040
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	4,530	1,540,200
10.125%, 12/15/16 (a)	2,625	656,250
Iron Mountain, Inc.
6.625%, 1/01/16 (a)	1,360	1,060,800
Nortel Networks Corp.
6.875%, 9/01/23 (a)	626	112,680
Nortel Networks Ltd.
10.125%, 7/15/13 (a)	1,025	317,750
NXP BV / NXP Funding LLC
7.503%, 10/15/13 (a)(c)	1,000	247,500
9.50%, 10/15/15 (a)	445	80,100
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	2,143	1,692,970
Serena Software, Inc.
10.375%, 3/15/16 (a)	875	485,625
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,712	1,326,800

		12,202,996

Transportation - Airlines - 0.5%
AMR Corp.
9.00%, 8/01/12 (a)	1,675	753,750

Continental Airlines, Inc.
8.75%, 12/01/11 (a)	1,330	731,500
Series RJO3
7.875%, 7/02/18 (a)	540	302,287

		1,787,537

Transportation - Railroads - 0.3%
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	1,300	1,066,000

Transportation - Services - 0.3%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	1,660	423,300
Hertz Corp.
8.875%, 1/01/14 (a)	1,145	591,106

		1,014,406

		208,058,276

Utility - 9.3%
Electric - 8.0%
The AES Corp.
7.75%, 3/01/14 (a)	2,430	1,779,975
8.00%, 10/15/17 (a)	3,740	2,580,600
8.75%, 5/15/13 (a)(b)	140	123,200
CMS Energy Corp.
8.50%, 4/15/11 (a)	835	795,598
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	3,360	2,234,400
8.375%, 5/01/16 (a)	3,180	2,210,100
Dynegy Roseton/Danskammer Pass Through Trust
Series A
7.27%, 11/08/10 (a)	183	174,691
Series B
7.67%, 11/08/16 (a)	1,222	871,653
Edison Mission Energy
7.00%, 5/15/17 (a)	3,840	2,880,000
7.50%, 6/15/13 (a)	1,860	1,515,900
7.75%, 6/15/16 (a)	1,695	1,326,338
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)	1,545	996,525
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	2,925	2,047,500
NRG Energy, Inc.
7.25%, 2/01/14 (a)	420	342,300
7.375%, 2/01/16 - 1/15/17 (a)	4,805	3,888,387
Reliant Energy, Inc.
6.75%, 12/15/14 (a)	598	481,390
7.625%, 6/15/14 (a)	1,820	1,392,300
7.875%, 6/15/17 (a)	1,840	1,338,600

Texas Competitive Electric Holdings Co. LLC
10.50%, 11/01/15 (a)(b)	2,151	1,376,640
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,957	937,906
Series Q
6.50%, 11/15/24 (a)	3,106	1,287,456

		30,581,459

Natural Gas - 1.3%
El Paso Corp.
7.375%, 12/15/12 (a)	1,245	1,055,408
Enterprise Products Operating LLC
8.375%, 8/01/66 (a)(j)	3,450	2,156,250
Kinder Morgan Finance Co.
5.70%, 1/05/16 (a)	1,135	794,500
Regency Energy Partners
8.375%, 12/15/13 (a)	1,089	770,467

		4,776,625

		35,358,084

Credit Default Index Holdings - 5.2%
DJ CDX.NA.HY-100 - 5.2%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(b)	18,620	16,013,200
Dow Jones CDX HY
Series 5-T2
7.25%, 12/29/10 (a)(b)	4,312	3,924,098

		19,937,298

Financial Institutions - 2.2%
Brokerage - 0.1%
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	680	306,000

Finance - 1.5%
GMAC LLC
6.75%, 12/01/14 (a)	2,700	877,303
6.875%, 9/15/11 (a)	7,005	2,691,727
8.00%, 11/01/31 (a)	2,170	570,693
iStar Financial, Inc.
5.15%, 3/01/12 (a)	2,500	937,500
Residential Capital LLC
9.625%, 5/15/15 (a)(b)	5,320	545,300

		5,622,523

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	760	522,500

Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	770	393,801

		916,301

REITS - 0.4%
American Real Estate Partners Sr Nt
7.125%, 2/15/13 (a)	2,500	1,506,250

		8,351,074

Total Corporates - Non-Investment Grades (cost $467,943,134)		271,704,732

CORPORATES - INVESTMENT GRADES - 16.1%
Industrial - 8.1%
Basic - 2.3%
ArcelorMittal
6.50%, 4/15/14 (a)	2,081	1,696,937
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	3,735	2,651,850
The Mosaic Co.
7.625%, 12/01/16 (a)(b)(i)	2,875	2,472,500
United States Steel Corp.
7.00%, 2/01/18 (a)	1,825	1,150,363
Weyerhaeuser Co.
7.375%, 3/15/32 (a)	1,385	922,011

		8,893,661

Capital Goods - 0.3%
Masco Corp.
6.125%, 10/03/16 (a)	1,420	1,020,304

Communications - Telecommunications - 1.4%
Embarq Corp.
6.738%, 6/01/13 (a)	2,715	2,144,850
Qwest Corp.
6.50%, 6/01/17 (a)	1,270	889,000
6.875%, 9/15/33 (a)	2,240	1,338,400
8.875%, 3/15/12 (a)	1,115	919,875

		5,292,125

Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
5.875%, 3/15/11 (a)	2,100	1,758,112

Consumer Cyclical - Other - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	2,110	1,477,000
7.875%, 5/01/12 (a)	539	431,200
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	2,443	1,660,417

		3,568,617

Consumer Cyclical - Retailers - 0.5%
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14 (a)	1,460	890,071
5.90%, 12/01/16 (a)	1,495	811,036

		1,701,107

Consumer Non-Cyclical - 1.3%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	1,080	1,002,304
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	683	534,050
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13 (a)	3,395	2,954,047
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	832	624,000

		5,114,401

Energy - 0.2%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15 (a)	856	661,396

Technology - 0.7%
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)	1,300	1,140,993
Motorola, Inc.
7.50%, 5/15/25 (a)	1,470	1,232,647
Xerox Corp.
6.40%, 3/15/16 (a)	535	385,200

		2,758,840

		30,768,563

Financial Institutions - 5.0%
Banking - 3.1%
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	1,685	1,487,393
Capital One Financial Corp.
6.15%, 9/01/16 (a)	1,000	664,738
6.75%, 9/15/17 (a)	663	595,898
Citigroup, Inc.
5.50%, 4/11/13 (a)	900	819,067
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	2,221	2,051,238
Series MTN
5.80%, 6/07/12 (a)	515	488,880
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	56	52,293
Fifth Third Bancorp
6.25%, 5/01/13 (a)	2,075	1,864,197
Merrill Lynch & Co., Inc.
5.70%, 5/02/17 (a)	3,065	2,514,510
TransCapitalInvest Ltd. for OJSC AK Transneft
7.70%, 8/07/13 (a)(b)	2,125	1,426,226

		11,964,440

Finance - 1.6%
CIT Group, Inc.
5.40%, 1/30/16 (a)	515	296,953
Series MTN
5.125%, 9/30/14 (a)	2,450	1,429,651
International Lease Finance Corp.
6.375%, 3/25/13 (a)	2,815	1,915,971
SLM Corp.
Series MTN
5.125%, 8/27/12 (a)	255	192,157
Series MTNA
4.50%, 7/26/10 (a)	845	712,177
5.00%, 10/01/13 (a)	2,000	1,427,954

		5,974,863

Insurance - 0.2%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	950	817,073

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (a)(b)	921	485,764

		19,242,140

Utility - 3.0%
Electric - 1.9%
Allegheny Energy Supply Co. LLC
7.80%, 3/15/11 (a)	1,070	1,016,500
8.25%, 4/15/12 (a)(b)	1,830	1,720,200
Aquila, Inc.
11.875%, 7/01/12 (a)	1,096	1,068,600
Oncor Electric Delivery Co.
5.95%, 9/01/13 (a)(b)	1,240	1,134,135
6.80%, 9/01/18 (a)(b)	1,140	1,026,068
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16 (a)	440	398,998
Teco Finance, Inc.
6.572%, 11/01/17 (a)	500	407,670
7.00%, 5/01/12 (a)	722	672,289

		7,444,460

Natural Gas - 1.1%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28 (a)	570	408,309
Williams Co., Inc.
7.625%, 7/15/19 (a)	3,189	2,439,585
7.875%, 9/01/21 (a)	1,634	1,241,840

		4,089,734

		11,534,194

Total Corporates - Investment Grades (cost $76,590,663)		61,544,897

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47 (a)	1,500	1,019,721
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38 (a)	2,375	1,552,473
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	1,875	1,209,698
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A4
5.344%, 12/15/44 (a)	2,000	1,400,111
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)	1,100	641,518
Series 2007-CB18, Class A4
5.44%, 6/12/47 (a)	1,875	1,136,123
Series 2007-LD11, Class A4
6.007%, 6/15/49 (a)	2,000	1,238,845
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38 (a)	2,600	1,594,665
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46 (a)	2,125	1,435,088

Total Commercial Mortgage-Backed Securities (cost $15,332,095)		11,228,242

BANK LOANS - 0.7%
Industrial - 0.7%
Consumer Cyclical - Other - 0.3%
Las Vegas Sands LLC
5/23/14 (k)	2,059	1,007,090
5/23/14 (k)	416	203,457

		1,210,547

Energy - 0.4%
Ashmore Energy International
3/30/12 (k)	250	153,531
3/30/14 (k)	2,250	1,383,969

		1,537,500

Total Bank Loans (cost $2,712,563)		2,748,047

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(b)		1,650	1,254,000

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		3,030	1,484,700

Total Quasi-Sovereigns (cost $3,221,252)			2,738,700

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		846	676,800

Consumer Non-Cyclical - 0.2%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	1,128	759,286

Total Emerging Markets - Corporate Bonds (cost $2,409,708)			1,436,086

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign REIT
12.00% (a)(b) (cost $904,800)		624	524,160

PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)		36,525	27,394
Federal National Mortgage Association
8.25% (a)(j)		54,625	59,541

Total Preferred Stocks (cost $2,278,750)			86,935

SHORT-TERM INVESTMENTS - 6.6%
Investment Companies - 6.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (l) (cost $25,177,357)	25,177,357	25,177,357

Total Investments - 98.9%
(cost $596,570,322)		377,189,156
Other assets less liabilities - 1.1%		4,305,275

Net Assets - 100.0%		$381,494,431

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JP Morgan Chase Daimler Finance NA LLC 6.50%, 11/15/13	$1,400	4.25%	3/20/11	$22,911
Sale Contracts:
Morgan Stanley CDX NA High Yield 5.00%, 6/20/13	1,000	5.00	6/20/13	(126,668)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$1,000	9/17/13	3 Month LIBOR	3.620%	$41,247

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr Futures	24	March 2009	$2,840,764	$2,903,250	$(62,486)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro settling 12/15/08	1,496	$1,874,290	$1,899,383	$(25,093)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $349,207,072.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate market value of these securities amounted to $69,126,787 or 18.1% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2008.
(d)	Pay-In-Kind Payments (PIK).
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Illiquid security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of November 30, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	8/05/05	$396,900	$56,691	0.01%

(h)	Security is in default and is non-income producing.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2008.
(j)	Variable rate coupon, rate shown as of November 30, 2008.
(k)	This position or a portion of this position represents an unsettled loan purchase. At November 30, 2008, the market value of these unsettled loan purchases amounted to $2,748,047. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $52,800 has been segregated to collateralize margin requirements for the open future contract at November 30, 2008.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:
EUR	-	Euro Dollar

Glossary:
LIBOR	-	London Interbank Offered Rates

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2008

Level	Investments in Securities	Other Financial Instruments*
Level 1	$25,177,357	$(62,486)
Level 2	324,037,678	(25,093)
Level 3	27,974,121	(62,510)

Total	$377,189,156	$(150,089)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial
Balance as of 9/1/2008	$24,309,662	$800
Accrued discounts /premiums	23,904	– 0	–
Realized gain (loss)	(31,676)	9,286	*
Change in unrealized appreciation/depreciation	(4,103,123)	(63,310)
Net purchases (sales)	4,000,959	9,286
Net transfers in and/or out of Level 3	3,774,395	– 0	–

Balance as of 11/30/08	$27,974,121	$(62,510)

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08	$(4,103,123)	$(68,309)

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $9,286.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 22, 2009